UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

Item 1. Reports To Stockholders.

The following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

ULTRA S&P500®

ULTRA ®

ULTRA Dow30SM

ULTRA MidCap400

SHORT S&P500®

SHORT ®

SHORT Dow30SM

SHORT MidCap400

ULTRASHORT S&P500®

ULTRASHORT ®

ULTRASHORT Dow30SM

ULTRASHORT MidCap400

Semiannual Report

ProShares Trust

NOVEMBER 30, 2006

Table of Contents

1	Shareholder Letter

2	Allocation of Portfolio Holdings & Index Composition

8	Expense Examples

Schedule of Portfolio Investments

10	Ultra S&P500®

18	Ultra QQQ®

21	Ultra Dow30SM

23	Ultra MidCap400

29	Short S&P500®

30	Short QQQ®

31	Short Dow30SM

32	Short MidCap400

33	UltraShort S&P500®

34	UltraShort QQQ®

35	UltraShort Dow30SM

36	UltraShort MidCap400

37	Statements of Assets and Liabilities

39	Statements of Operations

41	Statements of Changes in Net Assets

43	Financial Highlights

50	Notes to Financial Statements

58	Board Approval of Investment Advisory Agreements

60	Proxy Voting & Quarterly Portfolio Holdings Information

Dear Shareholder,

The year 2006 could be called the year of Exchange Traded Funds (ETFs). ETFs captured center stage in the investment world, with 159 ETFs introduced and assets growing 39% from $312 billion to $435 billion.(1) And, we hope as our shareholders you would agree that within the ETF world, there was perhaps no more important news than the introduction of ProShares.

Exchange Traded Funds, Chapter Two

ProShares have captured the attention of the ETF world since their launch in June. While there were many plain vanilla ETFs introduced last year, ProShares offered investors something new—the ability to do things they simply couldn't do before, specifically, execute sophisticated strategies in a single trade. ProShares are the industry's first ETFs to provide built-in short or magnified exposure to popular market indices including the S&P 500®, S&P MidCap 400, Dow Jones Industrial AverageSM and NASDAQ 100®. Therefore, ProShares can accommodate your more advanced investing tactics, such as hedging your portfolio, taking advantage of market trends or amplifying your investment dollars.

A Fast Start

Soon after they were launched, ProShares began trading at significant volumes. As of the end of November 2006, they regularly traded more than three million shares daily, and did trade as many as six million shares in one day. The high trading volumes made ProShares more appealing to investors. And in less than six months after the launch, ProShares have garnered over $2 billion in assets.

I would like to thank you for your confidence in ProShares. Be assured, as we move forward, we are dedicated to becoming a major force in the exciting ETF world and continue creating innovative ETFs. We're going to see what the marketplace asks for and then deliver it.

We are grateful for your ongoing support and will do all in our power to maintain your trust and confidence.

Sincerely,

Michael L. Sapir
Chief Executive Office
ProShare Advisors, LLC

(1) Source: Citigroup Investment Research, January 2007.

This information must be preceded or accompanied by a current prospectus. Investors should read it carefully before investing.

Investing involves risk, including the possible loss of principal. ProShares entail certain risks, including in all or some cases aggressive investment techniques, inverse correlation, leverage, market price variance and short sale risks. These risks can increase volatility and decrease performance.

Please see the prospectus for more complete descriptions of these risks. Investing in ProShares involves different fees and risks than maintaining a margin account.

ProShares are distributed by SEI Investments Distribution Co., which is not affiliated with ProFunds Group or any other affiliate.

Allocation of Portfolio Holdings & Index Composition

November 30, 2006 (Unaudited)

Ultra S&P500®

Ultra S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	109%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.1%
General Electric Co.	2.5%
Microsoft Corp.	1.7%
Citigroup, Inc.	1.7%
Bank of America Corp.	1.7%

S&P 500
Index – Composition

% of Index
Financial	21.27%
Consumer, Non-cyclical	19.92%
Communications	11.68%
Technology	11.12%
Industrial	10.85%
Energy	9.81%
Consumer, Cyclical	9.04%
Utilities	3.39%
Basic Materials	2.93%

Ultra Dow30SM

Ultra Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the DJIA. The Dow Jones Industrial Average ("DJIA") includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	107%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.3%
Boeing Co.	5.1%
Altria Group, Inc.	4.8%
3M Co.	4.7%
Exxon Mobil Corp.	4.4%

Dow Jones U.S. Industrials Average
Index – Composition

% of Index
Consumer, Non-cyclical	23.81%
Technology	16.14%
Financial	16.13%
Industrial	15.54%
Energy	10.98%
Consumer, Cyclical	8.31%
Communications	7.37%
Basic Materials	1.72%

Ultra QQQ®

Ultra QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index® represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	108%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.2%
Microsoft Corp.	5.7%
Qualcomm, Inc.	4.1%
Google, Inc., Class A	3.9%
Cisco Systems, Inc.	3.3%

Nasdaq-100
Index – Composition

% of Index
Technology	43.33%
Communications	35.00%
Consumer, Non-cyclical	11.98%
Consumer, Cyclical	7.22%
Industrial	2.05%
Basic Materials	0.22%
Energy	0.20%

Ultra MidCap400

Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	107%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Precision Castparts Corp.	0.8%
Expeditors International Washington, Inc.	0.8%
Noble Energy, Inc.	0.7%
ENSCO International, Inc.	0.6%
CH Robinson Worldwide, Inc.	0.6%

S&P MidCap400
Index – Composition

% of Index
Consumer, Non-cyclical	17.35%
Financial	17.01%
Consumer, Cyclical	15.85%
Industrial	15.39%
Energy	9.28%
Technology	9.25%
Utilities	6.46%
Communications	5.07%
Basic Materials	3.83%
Diversified	0.50%

Allocation of Portfolio Holdings & Index Composition

November 30, 2006 (Unaudited) (continued)

Short S&P500®

Short S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. The Short S&P500® ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

"Market Exposure" excludes any shortterm investments and cash equivalents.

S&P 500
Index – Composition

% of Index
Financial	21.27%
Consumer, Non-cyclical	19.92%
Communications	11.68%
Technology	11.12%
Industrial	10.85%
Energy	9.81%
Consumer, Cyclical	9.04%
Utilities	3.39%
Basic Materials	2.93%

Short Dow30SM

Short Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the DJIA. The Dow Jones Industrial Average ("DJIA") includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. The Short Dow30SM ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Dow Jones Industrial Average
Index – Composition

% of Index
Consumer, Non-cyclical	23.81%
Technology	16.14%
Financial	16.13%
Industrial	15.54%
Energy	10.98%
Consumer, Cyclical	8.31%
Communications	7.37%
Basic Materials	1.72%

Short QQQ®

Short QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index® represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. The Short QQQ® ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Nasdaq-100
Index – Composition

% of Index
Technology	43.33%
Communications	35.00%
Consumer, Non-cyclical	11.98%
Consumer, Cyclical	7.22%
Industrial	2.05%
Basic Materials	0.22%
Energy	0.20%

Short MidCap400

Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. The Short MidCap400 ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-95%
Futures Contracts	-5%
Total Exposure	-100%

"Market Exposure" excludes any shortterm investments and cash equivalents.

S&P MidCap400
Index – Composition

% of Index
Consumer, Non-cyclical	17.35%
Financial	17.01%
Consumer, Cyclical	15.85%
Industrial	15.39%
Energy	9.28%
Technology	9.25%
Utilities	6.46%
Communications	5.07%
Basic Materials	3.83%
Diversified	0.50%

Allocation of Portfolio Holdings & Index Composition

November 30, 2006 (Unaudited) (continued)

UltraShort S&P500®

UltraShort S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. The UltraShort S&P500® ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

S&P 500
Index – Composition

% of Index
Financial	21.27%
Consumer, Non-cyclical	19.92%
Communications	11.68%
Technology	11.12%
Industrial	10.85%
Energy	9.81%
Consumer, Cyclical	9.04%
Utilities	3.39%
Basic Materials	2.93%

UltraShort Dow30SM

UltraShort Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the DJIA. The Dow Jones Industrial Average ("DJIA") includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. The UltraShort Dow30SM ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Dow Jones Industrial Average
Index – Composition

% of Index
Consumer, Non-cyclical	23.81%
Technology	16.14%
Financial	16.13%
Industrial	15.54%
Energy	10.98%
Consumer, Cyclical	8.31%
Communications	7.37%
Basic Materials	1.72%

UltraShort QQQ®

UltraShort QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index®. The NASDAQ-100 Index® represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. The UltraShort QQQ® ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

Nasdaq-100
Index – Composition

% of Index
Technology	43.33%
Communications	35.00%
Consumer, Non-cyclical	11.98%
Consumer, Cyclical	7.22%
Industrial	2.05%
Basic Materials	0.22%
Energy	0.20%

UltraShort MidCap400

UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. The UltraShort MidCap400 ProShares primarily invests in non-equity securities, which currently includes; swap agreements and futures contracts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	0%
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

"Market Exposure" excludes any shortterm investments and cash equivalents.

S&P MidCap400
Index – Composition

% of Index
Consumer, Non-cyclical	17.35%
Financial	17.01%
Consumer, Cyclical	15.85%
Industrial	15.39%
Energy	9.28%
Technology	9.25%
Utilities	6.46%
Communications	5.07%
Basic Materials	3.83%
Diversified	0.50%

ProShares Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at Fund inception and held through the period ended, November 30, 2006.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the six-month period and held through the period ended, November 30, 2006. For Funds that have been in operation for less than six months, the "Hypothetical Expenses Paid During the Period" reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for each Fund was in effect during the period from June 1, 2006 to November 30, 2006.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/06	Expenses Paid During the Period	Annualized Expense Ratio During Period
Ultra S&P 500®*
Actual	$1,000.00	$1,256.30	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra QQQ®*
Actual	$1,000.00	$1,288.90	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM*
Actual	$1,000.00	$1,233.00	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/06	Expenses Paid During the Period	Annualized Expense Ratio During Period
Ultra MidCap400*
Actual	$1,000.00	$1,200.00	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P 500®*
Actual	$1,000.00	$912.10	$4.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ®*
Actual	$1,000.00	$889.30	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM*
Actual	$1,000.00	$919.90	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400*
Actual	$1,000.00	$924.10	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P 500®**
Actual	$1,000.00	$852.60	$3.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ®**
Actual	$1,000.00	$749.30	$3.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM**
Actual	$1,000.00	$852.10	$3.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400**
Actual	$1,000.00	$890.60	$3.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  The Fund commenced operations on June 19, 2006. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 164 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

**  The Fund commenced operations on July 11, 2006. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 142 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 85.9%
	Consumer Discretionary — 8.9%
3,379	Amazon.Com, Inc.*	$136,309
1,505	Apollo Group, Inc., Class A*	58,379
1,649	Autonation, Inc.*	33,986
567	Autozone, Inc.*	64,417
3,035	Bed Bath & Beyond, Inc.*	117,606
4,373	Best Buy Co., Inc.	240,384
1,171	Big Lots, Inc.*	26,125
732	Black & Decker Corp.	62,864
997	Brunswick Corp.	32,273
4,786	Carnival Corp.	234,466
8,396	CBS Corp., Class B	249,781
1,275	Centex Corp.	70,558
1,516	Circuit City Stores, Inc.	37,839
5,338	Clear Channel Communications, Inc.	187,684
3,935	Coach, Inc.*	170,031
22,508	Comcast Corp., Class A*	910,674
2,930	D.R. Horton, Inc.	78,055
1,571	Darden Restaurants, Inc.	63,076
650	Dillards, Inc., Class A	23,120
3,355	Dollar General Corp.	52,137
699	Dow Jones & Co., Inc.	25,227
896	E.W. Scripps Co., Class A	43,779
3,089	Eastman Kodak Co.	80,376
1,631	Family Dollar Stores, Inc.	45,489
5,846	Federated Department Stores, Inc.	246,058
20,230	Ford Motor Co.	164,470
1,622	Fortune Brands, Inc.	131,220
2,542	Gannett Co., Inc.	151,300
5,792	Gap, Inc. (The)	108,426
6,083	General Motors Corp.	177,806
1,842	Genuine Parts Co.	86,371
1,907	Goodyear Tire & Rubber Co. (The) *	32,133
3,460	H&R Block, Inc.	83,040
2,820	Harley-Davidson, Inc.	208,031
701	Harman International Industries, Inc.	72,792
1,998	Harrah's Entertainment, Inc.	157,243
1,759	Hasbro, Inc.	47,053
4,149	Hilton Hotels Corp.	136,212
22,199	Home Depot, Inc.	842,896
2,399	IAC/InterActiveCorp*	87,539
3,650	International Game Technology	159,797

Shares		Value
	Common Stocks (a) (continued)
4,741	Interpublic Group of Cos., Inc.*	$56,750
2,411	J.C. Penney Co., Inc.	186,467
2,103	Johnson Controls, Inc.	171,037
1,213	Jones Apparel Group, Inc.	40,757
845	KB Home	43,678
3,521	Kohl's Corp.*	245,062
1,943	Leggett & Platt, Inc.	46,205
1,489	Lennar Corp., Class A	78,172
3,653	Limited Brands, Inc.	115,764
1,110	Liz Claiborne, Inc.	47,452
16,433	Lowe's Cos., Inc.	495,619
3,695	Marriott International, Inc., Class A	166,829
4,065	Mattel, Inc.	89,227
13,189	McDonald's Corp.	553,542
3,785	McGraw-Hill Cos., Inc. (The)	252,270
419	Meredith Corp.	22,668
1,554	New York Times Co., Class A	37,514
2,978	Newell Rubbermaid, Inc.	84,843
25,131	News Corp., Class A	517,699
2,060	Nike, Inc., Class B	203,837
2,456	Nordstrom, Inc.	120,393
3,047	Office Depot, Inc.*	115,359
798	OfficeMax, Inc.	37,562
1,848	Omnicom Group, Inc.	188,792
2,277	Pulte Homes, Inc.	76,826
1,460	RadioShack Corp.	25,594
895	Sears Holdings Corp.*	153,421
1,212	Sherwin-Williams Co. (The)	75,811
624	Snap-On, Inc.	29,640
870	Stanley Works (The)	44,387
7,813	Staples, Inc.	198,997
8,131	Starbucks Corp.*	286,943
2,343	Starwood Hotels & Resorts Worldwide, Inc.	150,350
9,235	Target Corp.	536,461
1,486	Tiffany & Co.	57,107
43,740	Time Warner, Inc.	880,924
4,834	TJX Cos., Inc.	132,548
2,050	Tribune Co.	65,190
2,698	Univision Communications, Inc., Class A*	96,022
954	V.F. Corp.	74,784
7,630	Viacom, Inc., Class B*	286,201

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22,479	Walt Disney Co.	$742,931
1,024	Wendy's International, Inc.	33,352
841	Whirlpool Corp.	71,737
2,155	Wyndham Worldwide Corp.*	68,400
2,912	Yum! Brands, Inc.	178,185
		14,120,331
	Consumer Staples — 7.9%
22,515	Altria Group, Inc.	1,895,988
8,267	Anheuser-Busch Cos., Inc.	392,765
7,052	Archer-Daniels-Midland Co.	247,525
4,815	Avon Products, Inc.	157,162
845	Brown-Forman Corp., Class B	58,685
2,480	Campbell Soup Co.	94,414
1,626	Clorox Co.	104,064
21,918	Coca-Cola Co. (The)	1,026,420
2,964	Coca-Cola Enterprises, Inc.	60,614
5,554	Colgate-Palmolive Co.	361,288
5,494	ConAgra Foods, Inc.	141,196
2,268	Constellation Brands, Inc., Class A*	63,459
5,033	Costco Wholesale Corp.	263,025
8,834	CVS Corp.	254,154
1,436	Dean Foods Co.*	61,490
1,389	Estee Lauder Cos., Inc. (The)	57,352
3,794	General Mills, Inc.	212,274
3,565	H.J. Heinz Co.	158,464
1,889	Hershey Co. (The)	100,060
2,688	Kellogg Co.	133,809
4,928	Kimberly-Clark Corp.	327,564
7,771	Kroger Co. (The)	166,766
1,418	McCormick & Co., Inc. (Non-Voting)	54,905
491	Molson Coors Brewing Co., Class B	34,900
1,461	Pepsi Bottling Group, Inc.	45,759
17,731	PepsiCo, Inc.	1,098,790
34,148	Procter & Gamble Co.	2,144,153
1,844	Reynolds American, Inc.	118,459
4,782	Safeway, Inc.	147,333
8,175	Sara Lee Corp.	135,541
2,276	Supervalu, Inc.	77,976
6,652	Sysco Corp.	238,474
2,710	Tyson Foods, Inc., Class A	43,062
1,730	UST, Inc.	96,845
26,454	Wal-Mart Stores, Inc.	1,219,529

Shares		Value
	Common Stocks (a) (continued)
10,841	Walgreen Co.	$438,952
1,518	Whole Foods Market, Inc.	74,078
2,358	WM Wrigley Jr. Co.	123,653
		12,430,947
	Energy — 8.7%
4,942	Anadarko Petroleum Corp.	243,937
3,541	Apache Corp.	247,622
3,538	Baker Hughes, Inc.	259,795
3,217	BJ Services Co.	108,638
4,070	Chesapeake Energy Corp.	138,502
23,639	Chevron Corp.	1,709,572
17,722	ConocoPhillips	1,192,691
1,972	Consol Energy, Inc.	72,392
4,743	Devon Energy Corp.	347,994
7,485	El Paso Corp.	109,281
2,609	EOG Resources, Inc.	184,013
63,937	Exxon Mobil Corp.	4,911,001
11,090	Halliburton Co.	374,177
2,595	Hess Corp.	130,451
1,152	Kinder Morgan, Inc.	120,902
3,852	Marathon Oil Corp.	363,552
2,009	Murphy Oil Corp.	109,049
3,399	Nabors Industries Ltd.*	114,750
1,886	National Oilwell Varco, Inc.*	125,438
1,475	Noble Corp.	113,944
9,266	Occidental Petroleum Corp.	466,450
2,843	Peabody Energy Corp.	130,806
1,187	Rowan Cos., Inc.	42,756
12,734	Schlumberger Ltd.	872,024
2,156	Smith International, Inc.	91,328
1,324	Sunoco, Inc.	90,244
3,145	Transocean, Inc.*	245,153
6,591	Valero Energy Corp.	362,966
3,721	Weatherford International Ltd.*	167,110
6,408	Williams Cos., Inc.	177,886
3,933	XTO Energy, Inc.	199,010
		13,823,434
	Financials — 18.7%
3,497	ACE Ltd.	198,769
5,338	Aflac, Inc.	235,619
6,770	Allstate Corp. (The)	429,760

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
1,139	AMBAC Financial Group, Inc.	$97,544
13,066	American Express Co.	767,235
27,949	American International Group, Inc.	1,965,374
2,622	Ameriprise Financial, Inc.	141,850
3,382	AON Corp.	120,670
1,047	Apartment Investment & Management Co. (REIT)	60,349
2,304	Archstone-Smith Trust (REIT)	138,194
48,675	Bank of America Corp.	2,621,149
8,207	Bank of New York Co., Inc. (The)	291,677
5,776	BB&T Corp.	248,426
1,295	Bear Stearns Cos., Inc. (The)	197,462
1,229	Boston Properties, Inc. (REIT)	143,854
3,293	Capital One Financial Corp.	256,459
1,972	CB Richard Ellis Group, Inc., Class A*	64,938
11,122	Charles Schwab Corp. (The)	203,977
383	Chicago Mercantile Exchange Holdings, Inc., Class A	205,135
4,418	Chubb Corp.	228,676
1,863	Cincinnati Financial Corp.	82,494
2,138	CIT Group, Inc.	111,197
53,172	Citigroup, Inc.	2,636,799
1,745	Comerica, Inc.	101,646
2,006	Commerce Bancorp, Inc.	69,729
1,392	Compass Bancshares, Inc.	79,539
6,582	Countrywide Financial Corp.	261,437
4,594	E*Trade Financial Corp.*	110,578
3,766	Equity Office Properties Trust (REIT)	181,521
3,129	Equity Residential (REIT)	166,650
10,410	Fannie Mae	593,682
974	Federated Investors, Inc., Class B	32,317
6,000	Fifth Third Bancorp	236,580
1,333	First Horizon National Corp.	53,133
1,793	Franklin Resources, Inc.	191,385
7,432	Freddie Mac	499,133
4,894	Genworth Financial, Inc.	160,523
4,643	Goldman Sachs Group, Inc.	904,456
3,272	Hartford Financial Services Group, Inc.	280,607
2,555	Huntington Bancshares, Inc.	62,112
2,223	Janus Capital Group, Inc.	45,038
37,335	JPMorgan Chase & Co.	1,727,864
4,337	Keycorp	156,566

Shares		Value
	Common Stocks (a) (continued)
2,329	Kimco Realty Corp. (REIT)	$108,019
1,410	Legg Mason, Inc.	134,458
5,778	Lehman Brothers Holdings, Inc.	425,665
3,088	Lincoln National Corp.	196,366
4,916	Loews Corp.	196,247
836	M&T Bank Corp.	99,183
5,919	Marsh & McLennan Cos., Inc.	185,975
2,735	Marshall & Ilsley Corp.	125,236
1,449	MBIA, Inc.	100,923
4,425	Mellon Financial Corp.	178,018
9,534	Merrill Lynch & Co., Inc.	833,558
8,167	Metlife, Inc.	479,648
908	MGIC Investment Corp.	52,628
2,547	Moody's Corp.	176,966
11,529	Morgan Stanley	878,049
6,505	National City Corp.	234,830
5,011	North Fork Bancorporation, Inc.	140,659
2,016	Northern Trust Corp.	114,831
1,927	Plum Creek Timber Co., Inc. (REIT)	71,800
3,167	PNC Financial Services Group, Inc.	223,875
2,896	Principal Financial Group, Inc.	167,244
8,305	Progressive Corp. (The)	187,278
2,636	Prologis (REIT)	171,788
5,216	Prudential Financial, Inc.	425,000
1,304	Public Storage, Inc. (REIT)	125,549
2,296	Realogy Corp.*	59,903
7,827	Regions Financial Corp.	286,859
1,142	Safeco Corp.	69,171
2,379	Simon Property Group, Inc. (REIT)	242,610
4,410	SLM Corp.	202,154
3,857	Sovereign Bancorp, Inc.	96,348
7,431	St. Paul Travelers Cos., Inc. (The)	385,000
3,561	State Street Corp.	221,245
3,923	SunTrust Banks, Inc.	320,313
3,485	Synovus Financial Corp.	104,620
2,814	T. Rowe Price Group, Inc.	121,931
1,064	Torchmark Corp.	67,266
19,113	US Bancorp	642,961
3,684	UnumProvident Corp.	75,448
1,311	Vornado Realty Trust (REIT)	165,330
20,588	Wachovia Corp.	1,115,664
10,362	Washington Mutual, Inc.	452,612
36,214	Wells Fargo & Co.	1,276,181

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,939	XL Capital Ltd., Class A	$137,902
1,147	Zions Bancorporation	89,741
		29,529,155
	Health Care — 10.3%
16,431	Abbott Laboratories	766,670
5,890	Aetna, Inc.	243,316
1,622	Allergan, Inc.	189,093
2,168	AmerisourceBergen Corp.	99,706
12,589	Amgen, Inc.*	893,819
1,960	Applera Corp.- Applied Biosystems Group	71,422
1,143	Barr Pharmaceuticals, Inc.*	58,384
578	Bausch & Lomb, Inc.	27,987
7,016	Baxter International, Inc.	313,896
2,632	Becton Dickinson & Co.	188,767
3,695	Biogen Idec, Inc.*	193,101
2,633	Biomet, Inc.	99,554
12,669	Boston Scientific Corp.*	200,424
21,150	Bristol-Myers Squibb Co.	525,155
1,113	C.R. Bard, Inc.	91,589
4,361	Cardinal Health, Inc.	281,808
4,591	Caremark Rx, Inc.	217,154
3,987	Celgene Corp.*	222,196
1,103	Cigna Corp.	139,033
1,709	Coventry Health Care, Inc.*	82,254
10,577	Eli Lilly & Co.	566,821
1,481	Express Scripts, Inc.*	101,004
3,420	Forest Laboratories, Inc.*	166,554
2,811	Genzyme Corp.*	181,028
4,913	Gilead Sciences, Inc.*	323,865
2,584	Health Management Associates, Inc., Class A	52,972
1,689	Hospira, Inc.*	55,399
1,775	Humana, Inc.*	96,028
2,167	IMS Health, Inc.	59,528
31,458	Johnson & Johnson	2,073,397
2,614	King Pharmaceuticals, Inc.*	43,209
1,347	Laboratory Corp. of America Holdings*	95,368
792	Manor Care, Inc.	37,636
3,219	McKesson Corp.	159,019
3,161	Medco Health Solutions, Inc.*	158,714

Shares		Value
	Common Stocks (a) (continued)
2,575	Medimmune, Inc.*	$84,177
12,361	Medtronic, Inc.	644,379
23,404	Merck & Co., Inc.	1,041,712
573	Millipore Corp.*	39,199
2,267	Mylan Laboratories, Inc.	45,997
1,494	Patterson Cos., Inc.*	55,442
1,351	PerkinElmer, Inc.	29,276
78,419	Pfizer, Inc.	2,155,738
1,739	Quest Diagnostics, Inc.	92,463
15,931	Schering-Plough Corp.	350,641
3,793	St. Jude Medical, Inc.*	141,365
3,192	Stryker Corp.	165,537
5,069	Tenet Healthcare Corp.*	35,939
4,371	Thermo Fisher Scientific, Inc.*	191,581
14,487	UnitedHealth Group, Inc.	711,022
1,102	Waters Corp.*	55,144
1,099	Watson Pharmaceuticals, Inc.*	28,211
6,666	WellPoint, Inc.*	504,416
14,472	Wyeth	698,708
2,611	Zimmer Holdings, Inc.*	190,499
		16,337,316
	Industrials — 9.3%
8,101	3M Co.	659,907
2,728	Allied Waste Industries, Inc.*	34,591
1,823	American Power Conversion Corp.	55,328
1,877	American Standard Cos., Inc.	84,108
1,015	Avery Dennison Corp.	68,482
8,549	Boeing Co.	756,843
3,893	Burlington Northern Santa Fe Corp.	292,598
7,053	Caterpillar, Inc.	437,498
1,469	Cintas Corp.	61,992
984	Cooper Industries Ltd., Class A	89,977
4,770	CSX Corp.	171,052
565	Cummins, Inc.	67,755
2,545	Danaher Corp.	186,090
2,487	Deere & Co.	238,752
2,189	Dover Corp.	110,107
1,613	Eaton Corp.	124,330
4,385	Emerson Electric Co.	380,179
1,362	Equifax, Inc.	51,742
3,295	FedEx Corp.	380,342
942	Fluor Corp.	82,029

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
4,339	General Dynamics Corp.	$324,731
111,027	General Electric Co.	3,917,033
1,341	Goodrich Corp.	60,345
8,808	Honeywell International, Inc.	378,568
4,520	Illinois Tool Works, Inc.	213,344
3,460	Ingersoll-Rand Co., Ltd., Class A	134,975
1,986	ITT Corp.	107,145
1,323	L-3 Communications Holdings, Inc.	108,817
3,829	Lockheed Martin Corp.	346,333
4,282	Masco Corp.	122,851
1,381	Monster Worldwide, Inc.*	60,281
664	Navistar International Corp.*	21,241
4,451	Norfolk Southern Corp.	219,212
3,705	Northrop Grumman Corp.	247,976
2,681	Paccar, Inc.	175,069
1,343	Pall Corp.	42,157
1,293	Parker Hannifin Corp.	107,940
2,383	Pitney Bowes, Inc.	109,832
2,326	R.R. Donnelley & Sons Co.	82,038
4,826	Raytheon Co.	246,319
1,842	Robert Half International, Inc.	71,083
1,892	Rockwell Automation, Inc.	123,131
1,843	Rockwell Collins, Inc.	111,188
667	Ryder System, Inc.	34,797
8,454	Southwest Airlines Co.	132,812
1,358	Textron, Inc.	132,337
21,668	Tyco International Ltd.	656,324
2,897	Union Pacific Corp.	262,236
11,626	United Parcel Service, Inc., Class B	905,898
10,878	United Technologies Corp.	701,957
810	WW Grainger, Inc.	58,612
5,813	Waste Management, Inc.	212,814
		14,763,098
	Information Technology — 13.5%
1,261	ADC Telecommunications, Inc.*	17,389
6,229	Adobe Systems, Inc.*	249,970
5,834	Advanced Micro Devices, Inc.*	125,839
1,275	Affiliated Computer Services, Inc., Class A*	64,451
4,395	Agilent Technologies, Inc.*	139,937
3,864	Altera Corp.*	76,855
3,795	Analog Devices, Inc.	123,413

Shares		Value
	Common Stocks (a) (continued)
9,147	Apple Computer, Inc.*	$838,597
14,938	Applied Materials, Inc.	268,585
2,492	Autodesk, Inc.*	102,621
5,975	Automatic Data Processing, Inc.	288,174
4,915	Avaya, Inc.*	62,814
2,204	BMC Software, Inc.*	71,762
5,044	Broadcom Corp., Class A*	165,595
4,417	CA, Inc.	95,849
907	Ciena Corp.*	22,802
65,655	Cisco Systems, Inc.*	1,764,806
1,977	Citrix Systems, Inc.*	56,819
1,515	Cognizant Technology Solutions Corp., Class A*	123,563
1,847	Computer Sciences Corp.*	96,413
3,788	Compuware Corp.*	31,781
2,173	Comverse Technology, Inc.*	42,417
1,493	Convergys Corp.*	36,011
16,775	Corning, Inc.*	361,669
24,431	Dell, Inc.*	665,500
12,635	eBay, Inc.*	408,742
3,298	Electronic Arts, Inc.*	184,193
5,567	Electronic Data Systems Corp.	151,088
24,720	EMC Corp.*	324,079
1,750	Fidelity National Information Services, Inc.	69,825
8,229	First Data Corp.	207,782
1,874	Fiserv, Inc.*	95,780
4,363	Freescale Semiconductor, Inc., Class B*	174,215
2,291	Google, Inc., Class A*	1,110,952
29,457	Hewlett-Packard Co.	1,162,373
62,034	Intel Corp.	1,324,426
16,367	International Business Machines Corp.	1,504,455
3,675	Intuit, Inc.*	115,689
1,986	Jabil Circuit, Inc.	56,323
2,263	JDS Uniphase Corp.*	41,812
6,085	Juniper Networks, Inc.*	129,550
2,141	Kla-Tencor Corp.	110,626
1,079	Lexmark International, Inc., Class A*	74,429
3,240	Linear Technology Corp.	104,134
4,298	LSI Logic Corp.*	45,817
48,194	Lucent Technologies, Inc.*	122,895
3,449	Maxim Integrated Products, Inc.	108,575

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,850	Micron Technology, Inc.*	$114,610
92,892	Microsoft Corp.	2,724,522
1,521	Molex, Inc.	48,672
26,350	Motorola, Inc.	584,180
3,201	National Semiconductor Corp.	77,432
1,938	NCR Corp.*	83,160
4,005	Network Appliance, Inc.*	157,036
3,646	Novell, Inc.*	22,897
1,325	Novellus Systems, Inc.*	41,367
3,791	Nvidia Corp.*	140,229
43,380	Oracle Corp.*	825,521
1,201	Parametric Technology Corp.*	23,251
3,641	Paychex, Inc.	143,492
2,248	PMC-Sierra, Inc.*	17,107
1,714	QLogic Corp.*	38,137
17,766	Qualcomm, Inc.	650,058
1,417	Sabre Holdings Corp., Class A	38,868
2,420	SanDisk Corp.*	107,448
5,731	Sanmina-SCI Corp.*	21,205
9,836	Solectron Corp.*	32,754
37,742	Sun Microsystems, Inc.*	204,562
10,639	Symantec Corp.*	225,547
2,731	Symbol Technologies, Inc.	40,473
900	Tektronix, Inc.	27,504
4,815	Tellabs, Inc.*	48,343
2,119	Teradyne, Inc.*	31,573
16,483	Texas Instruments, Inc.	487,073
3,697	Unisys Corp.*	26,655
2,636	VeriSign, Inc.*	68,826
8,229	Western Union Co. (The)*	187,621
10,521	Xerox Corp.*	173,597
3,655	Xilinx, Inc.	97,954
13,369	Yahoo!, Inc.*	360,829
		21,393,895
	Materials — 2.6%
2,370	Air Products & Chemicals, Inc.	163,862
9,323	Alcoa, Inc.	290,598
1,082	Allegheny Technologies, Inc.*	97,001
681	Ashland, Inc.	46,042
1,121	Ball Corp.	47,934
1,128	Bemis Co.	38,499
10,318	Dow Chemical Co. (The)	412,823

Shares		Value
	Common Stocks (a) (continued)
885	Eastman Chemical Co.	$52,551
1,921	Ecolab, Inc.	85,196
9,914	El Du Pont de Nemours & Co.	465,264
2,113	Freeport-McMoRan Copper & Gold, Inc., Class B	132,844
1,219	Hercules, Inc.*	22,710
848	International Flavors & Fragrances, Inc.	39,949
4,889	International Paper Co.	161,826
1,949	MeadWestvaco Corp.	57,495
5,838	Monsanto Co.	280,633
4,836	Newmont Mining Corp.	226,857
3,316	Nucor Corp.	198,463
1,484	Pactiv Corp.*	51,124
2,194	Phelps Dodge Corp.	269,862
1,776	PPG Industries, Inc.	114,197
3,467	Praxair, Inc.	216,341
1,544	Rohm & Haas Co.	80,628
872	Sealed Air Corp.	51,893
714	Sigma-Aldrich Corp.	54,342
1,170	Temple-Inland, Inc.	45,747
1,324	United States Steel Corp.	99,022
1,038	Vulcan Materials Co.	92,091
2,648	Weyerhaeuser Co.	171,273
		4,067,067
	Telecommunication Services — 2.9%
4,174	Alltel Corp.	236,833
41,774	AT&T, Inc.	1,416,556
19,529	BellSouth Corp.	870,798
1,252	CenturyTel, Inc.	53,273
3,451	Citizens Communications Co.	48,901
1,604	Embarq Corp.	82,526
17,212	Qwest Communications International, Inc.*	132,360
32,129	Sprint Nextel Corp.	626,837
31,175	Verizon Communications, Inc.	1,089,254
5,099	Windstream Corp.	71,080
		4,628,418
	Utilities — 3.1%
7,114	AES Corp. (The)*	166,254
1,770	Allegheny Energy, Inc.*	78,517
2,214	Ameren Corp.	121,128

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
4,237	American Electric Power Co., Inc.	$175,878
3,353	Centerpoint Energy, Inc.	54,822
2,383	CMS Energy Corp.*	38,628
2,651	Consolidated Edison, Inc.	127,831
1,932	Constellation Energy Group, Inc.	132,555
3,795	Dominion Resources, Inc.	306,408
1,912	DTE Energy Co.	90,036
13,476	Duke Energy Corp.	427,459
4,068	Dynegy, Inc., Class A*	27,622
3,504	Edison International	161,114
2,241	Entergy Corp.	204,648
7,200	Exelon Corp.	437,256
3,547	FirstEnergy Corp.	212,252
4,349	FPL Group, Inc.	231,802
1,882	KeySpan Corp.	77,218
479	Nicor, Inc.	23,734
2,934	NiSource, Inc.	72,352
414	Peoples Energy Corp.	17,963
3,743	PG&E Corp.	171,916
1,070	Pinnacle West Capital Corp.	52,794
4,097	PPL Corp.	148,926
2,725	Progress Energy, Inc.	130,173
2,707	Public Service Enterprise Group, Inc.	181,965
922	Questar Corp.	79,523
2,809	Sempra Energy	153,091
7,983	Southern Co. (The)	289,384
2,247	TECO Energy, Inc.	38,177
4,962	TXU Corp.	284,769
4,366	Xcel Energy, Inc.	100,243
		4,816,438
Total Common Stock (Cost $128,629,092)		135,910,099
Principal Amount
	Repurchase Agreements — 12.3%
$6,653,298	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $6,654,274 **	6,653,298

Principal Amount		Value
	Repurchase Agreements (continued)
$12,888,524	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $12,890,416 ***	$12,888,524
Total Repurchase Agreements (Cost $19,541,822)		19,541,822
Total Investments (Cost $148,170,914) — 98.2%		155,451,921
Other assets less liabilities — 1.8%		2,840,116
Net Assets — 100.0%		$158,292,037

(a)  A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $6,786,364. The investment in the repurchase agreement is through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $13,146,318. The investment in the repurchase agreement is through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,808,892
Aggregate gross unrealized depreciation	(614,380)
Net unrealized appreciation	$7,194,512
Federal income tax cost of investments	$148,257,409

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	128	December - 06	$8,977,600	$365,732

Cash collateral in the amount of $664,543 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	$65,174,386	$896,523
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	104,465,852	1,356,488
		$2,253,011

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra QQQ®

Shares		Value
	Common Stocks (a) — 86.5%
	Consumer Discretionary — 14.4%
44,899	Amazon.Com, Inc.*	$1,811,226
28,237	Apollo Group, Inc., Class A*	1,095,313
61,270	Bed Bath & Beyond, Inc.*	2,374,212
154,468	Comcast Corp., Class A*	6,249,775
38,440	Discovery Holding Co., Class A*	589,670
34,403	EchoStar Communications Corp., Class A*	1,238,852
53,123	Expedia, Inc.*	965,245
32,495	Garmin Ltd.	1,653,671
50,281	IAC/InterActiveCorp*	1,834,754
13,349	Lamar Advertising Co., Class A*	805,612
33,464	Liberty Global, Inc. Class A*	902,524
100,110	Liberty Media Corp., Interactive Class A*	2,278,504
57,230	NTL, Inc.	1,378,671
22,380	PetSmart, Inc.	662,000
22,736	Ross Stores, Inc.	704,589
26,038	Sears Holdings Corp.*	4,463,434
245,732	Sirius Satellite Radio, Inc.*	1,046,818
78,797	Staples, Inc.	2,006,960
169,794	Starbucks Corp.*	5,992,030
27,983	Urban Outfitters, Inc.*	623,461
17,770	Wynn Resorts Ltd.*	1,561,094
49,538	XM Satellite Radio Holdings, Inc., Class A*	715,329
		40,953,744
	Consumer Staples — 1.1%
39,820	Costco Wholesale Corp.	2,080,993
22,344	Whole Foods Market, Inc.	1,090,387
		3,171,380
	Energy — 0.3%
27,074	Patterson-UTI Energy, Inc.	750,220
	Health Care — 11.6%
88,084	Amgen, Inc.*	6,253,964
19,277	Amylin Pharmaceuticals, Inc.*	771,080
60,302	Biogen Idec, Inc.*	3,151,383
53,213	Biomet, Inc.	2,011,984
56,181	Celgene Corp.*	3,130,967
23,879	Dentsply International, Inc.	762,456

Shares		Value
	Common Stocks (a) (continued)
19,872	Express Scripts, Inc.*	$1,355,270
52,914	Genzyme Corp.*	3,407,662
72,639	Gilead Sciences, Inc.*	4,788,363
5,934	Intuitive Surgical, Inc.*	603,013
14,621	Lincare Holdings, Inc.*	550,773
41,350	Medimmune, Inc.*	1,351,731
21,536	Patterson Cos., Inc.*	799,201
17,120	Sepracor, Inc.*	955,467
99,451	Teva Pharmaceutical Industries Ltd. (ADR)	3,188,399
		33,081,713
	Industrials — 3.7%
30,898	American Power Conversion Corp.	937,754
27,050	CH Robinson Worldwide, Inc.	1,190,200
31,119	Cintas Corp.	1,313,222
33,847	Expeditors International Washington, Inc.	1,531,238
23,286	Fastenal Co.	838,063
18,800	Joy Global, Inc.	825,320
21,167	Monster Worldwide, Inc.*	923,940
45,115	Paccar, Inc.	2,946,010
		10,505,747
	Information Technology — 54.2%
40,403	Activision, Inc.*	688,871
91,642	Adobe Systems, Inc.*	3,677,593
24,116	Akamai Technologies, Inc.*	1,178,549
81,574	Altera Corp.*	1,622,507
192,143	Apple Computer, Inc.*	17,615,670
115,737	Applied Materials, Inc.	2,080,951
38,693	Autodesk, Inc.*	1,593,378
58,665	BEA Systems, Inc.*	807,817
69,063	Broadcom Corp., Class A*	2,267,338
47,466	Cadence Design Systems, Inc.*	872,425
13,077	CDW Corp.	921,929
38,023	Check Point Software Technologies*	870,727
14,050	Checkfree Corp.*	587,431
352,239	Cisco Systems, Inc.*	9,468,184
35,289	Citrix Systems, Inc.*	1,014,206
22,145	Cognizant Technology Solutions Corp., Class A*	1,806,146
33,883	Comverse Technology, Inc.*	661,396
134,968	Dell, Inc.*	3,676,528

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
170,504	eBay, Inc.*	$5,515,804
49,897	Electronic Arts, Inc.*	2,786,747
35,173	Fiserv, Inc.*	1,797,692
101,442	Flextronics International Ltd.*	1,141,223
21,550	Google, Inc., Class A*	10,450,026
326,189	Intel Corp.	6,964,135
69,943	Intuit, Inc.*	2,201,806
39,113	JDS Uniphase Corp.	722,808
60,039	Juniper Networks, Inc.*	1,278,230
38,910	Kla-Tencor Corp.	2,010,480
23,676	Lam Research Corp.*	1,245,358
65,521	Linear Technology Corp.	2,105,845
90,175	Marvell Technology Group Ltd.*	1,861,212
72,577	Maxim Integrated Products, Inc.	2,284,724
28,881	Microchip Technology, Inc.	985,131
554,151	Microsoft Corp.	16,253,249
62,783	Network Appliance, Inc.*	2,461,721
55,927	Nvidia Corp.*	2,068,740
353,151	Oracle Corp.*	6,720,464
58,312	Paychex, Inc.	2,298,076
321,732	Qualcomm, Inc.	11,772,174
30,302	Red Hat, Inc.*	527,255
30,133	Research In Motion Ltd.*	4,183,364
29,135	SanDisk Corp.*	1,293,594
246,237	Sun Microsystems, Inc.*	1,334,605
167,035	Symantec Corp.*	3,541,142
16,852	Telefonaktiebolaget LM Ericsson (ADR)	655,037
41,228	Tellabs, Inc.*	413,929
36,992	VeriSign, Inc.*	965,861
72,819	Xilinx, Inc.	1,951,549
107,226	Yahoo!, Inc.*	2,894,030
		154,097,657
	Materials — 0.3%
10,269	Sigma-Aldrich Corp.	781,574
	Telecommunication Services — 0.9%
15,684	Millicom International Cellular S.A.*	898,066
24,231	NII Holdings, Inc.*	1,573,319
		2,471,385
Total Common Stock (Cost $224,065,263)		245,813,420

Principal Amount		Value
	Repurchase Agreements — 11.9%
$11,531,741	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $11,533,434 **	$11,531,741
22,338,868	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $22,342,146 ***	22,338,868
Total Repurchase Agreements (Cost $33,870,609)		33,870,609
Total Investments (Cost $257,935,872) — 98.4%		279,684,029
Other assets less liabilities — 1.6%		4,505,772
Net Assets — 100.0%		$284,189,801

(a)  A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $11,762,376. The investment in the repurchase agreement is through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $22,785,685. The investment in the repurchase agreement is through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,108,588
Aggregate gross unrealized depreciation	(1,530,820)
Net unrealized appreciation	$21,577,768
Federal income tax cost of investments	$258,106,261

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra QQQ® (continued)

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts	414	December - 06	$14,858,460	$1,138,387

Cash collateral in the amount of $1,934,507 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Nasdaq-100 Index, expiring 12/27/06	$97,586,744	$845,407
Equity Index Swap Agreement based on the Nasdaq-100 Index, expiring 12/27/06	201,284,802	1,750,068
Equity Index Swap Agreement based on the Nasdaq-100 Index, expiring 12/27/06	6,000,000	(3,893)
		$2,591,582

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 87.4%
	Consumer Discretionary — 8.2%
40,801	General Motors Corp.	$1,192,613
40,801	Home Depot, Inc.	1,549,214
40,801	McDonald's Corp.	1,712,418
40,801	Walt Disney Co.	1,348,473
		5,802,718
	Consumer Staples — 13.7%
40,801	Altria Group, Inc.	3,435,852
40,801	Coca-Cola Co. (The)	1,910,711
40,801	Procter & Gamble Co.	2,561,895
40,801	Wal-Mart Stores, Inc.	1,880,926
		9,789,384
	Energy — 4.4%
40,801	Exxon Mobil Corp.	3,133,925
	Financials — 12.9%
40,801	American Express Co.	2,395,835
40,801	American International Group, Inc.	2,869,126
40,801	Citigroup, Inc.	2,023,322
40,801	JPMorgan Chase & Co.	1,888,270
		9,176,553
	Health Care — 7.9%
40,801	Johnson & Johnson	2,689,194
40,801	Merck & Co., Inc.	1,816,053
40,801	Pfizer, Inc.	1,121,619
		5,626,866
	Industrials — 21.5%
40,801	3M Co.	3,323,649
40,801	Boeing Co.	3,612,112
40,801	Caterpillar, Inc.	2,530,886
40,801	General Electric Co.	1,439,459
40,801	Honeywell International, Inc.	1,753,627
40,801	United Technologies Corp.	2,632,889
		15,292,622
	Information Technology — 10.4%
40,801	Hewlett-Packard Co.	1,610,008
40,801	Intel Corp.	871,101

Shares		Value
	Common Stocks (a) (continued)
40,801	International Business Machines Corp.	$3,750,428
40,801	Microsoft Corp.	1,196,693
		7,428,230
	Materials — 4.5%
40,801	Alcoa, Inc.	1,271,767
40,801	El Du Pont de Nemours & Co.	1,914,791
		3,186,558
	Telecommunication Services — 3.9%
40,801	AT&T, Inc.	1,383,562
40,801	Verizon Communications, Inc.	1,425,587
		2,809,149
Total Common Stock (Cost $58,460,098)		62,246,005
Principal Amount
	Repurchase Agreements — 11.4%
$2,760,548	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $2,760,953 *	2,760,548
5,347,632	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $5,348,417 **	5,347,632
Total Repurchase Agreements (Cost $8,108,180)		8,108,180
Total Investments (Cost $66,568,278) — 98.8%		70,354,185
Other assets less liabilities — 1.2%		851,939
Net Assets — 100.0%		$71,206,124

(a)  A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $2,815,759. The investment in the repurchase agreement is through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra Dow30SM (continued)

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $5,454,594. The investment in the repurchase agreement is through participation in a pooled account.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,798,496
Aggregate gross unrealized depreciation	(337,665)
Net unrealized appreciation	$3,460,831
Federal income tax cost of investments	$66,893,354

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	61	December - 06	$3,734,420	$168,867

Cash collateral in the amount of $185,744 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	$15,768,228	$130,410
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	60,079,004	479,565
		$609,975

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a)— 87.0%
	Consumer Discretionary — 13.3%
2,050	99 Cents Only Stores*	$22,653
3,874	Abercrombie & Fitch Co.	261,263
4,624	Advance Auto Parts, Inc.	164,614
2,323	Aeropostale, Inc.*	70,248
5,870	American Eagle Outfitters	265,207
2,516	American Greetings Corp., Class A	59,906
3,200	AnnTaylor Stores Corp.*	110,400
3,274	Applebee's International, Inc.	74,484
3,104	ArvinMeritor, Inc.	53,730
505	Bandag, Inc.	22,311
2,251	Barnes & Noble, Inc.	90,085
1,724	Beazer Homes USA, Inc.	78,718
3,863	Belo Corp., Class A	70,307
1,103	Blyth, Inc.	28,038
1,603	Bob Evans Farms, Inc.	54,454
2,729	Borders Group, Inc.	62,494
2,524	BorgWarner, Inc.	145,887
1,861	Boyd Gaming Corp.	78,813
3,638	Brinker International, Inc.	165,420
2,764	Callaway Golf Co.	40,824
4,165	Career Education Corp.*	105,166
4,682	Carmax, Inc.*	216,028
1,609	Catalina Marketing Corp.	39,372
1,360	CBRL Group, Inc.	58,330
5,394	Charming Shoppes, Inc.*	72,981
3,479	Cheesecake Factory (The)*	96,368
7,723	Chico's FAS, Inc.*	183,421
4,187	Claire's Stores, Inc.	133,607
2,643	Coldwater Creek, Inc.*	66,471
3,789	Corinthian Colleges, Inc.*	48,878
2,614	DeVry, Inc.*	68,539
1,633	Dick's Sporting Goods, Inc.*	87,594
4,486	Dollar Tree Stores, Inc.*	134,625
1,224	Entercom Communications Corp., Class A	32,987
6,843	Foot Locker, Inc.	156,705
2,125	Furniture Brands International, Inc.	36,593
3,307	GameStop Corp., Class A*	185,357
6,458	Gentex Corp.	107,009
4,179	Hanesbrands, Inc.*	101,926
2,189	Harte-Hanks, Inc.	56,695
1,603	Hovnanian Enterprises, Inc., Class A*	56,923

Shares		Value
	Common Stocks (a) (continued)
1,573	International Speedway Corp., Class A	$81,529
1,452	ITT Educational Services, Inc.*	99,564
1,936	John Wiley & Sons, Inc., Class A	77,014
2,260	Laureate Education, Inc.*	117,452
2,962	Lear Corp.	91,674
2,018	Lee Enterprises, Inc.	58,320
1,523	MDC Holdings, Inc.	87,009
1,058	Media General, Inc., Class A	39,093
1,450	Modine Manufacturing Co.	35,670
2,353	Mohawk Industries, Inc.*	182,193
4,988	O'Reilly Automotive, Inc.*	157,970
3,274	OSI Restaurant Partners, Inc.	128,013
3,050	Pacific Sunwear Of California *	60,024
2,891	Payless Shoesource, Inc.*	90,170
6,149	PetSmart, Inc.	181,887
3,849	Pier 1 Imports, Inc.	25,596
2,715	Polo Ralph Lauren Corp.	212,313
4,239	Reader's Digest Association, Inc. (The)	71,003
1,995	Regis Corp.	76,428
3,068	Rent-A-Center, Inc.*	83,879
6,207	Ross Stores, Inc.	192,355
2,596	Ruby Tuesday, Inc.	70,066
1,921	Ryland Group, Inc.	101,333
6,025	Saks, Inc.	123,633
1,123	Scholastic Corp.*	37,418
2,932	Scientific Games Corp. *	85,175
2,436	Sotheby's	75,735
631	Strayer Education, Inc.	69,442
1,571	Thor Industries, Inc.	71,103
2,253	Timberland Co., Class A*	70,406
5,536	Toll Brothers, Inc.*	178,259
2,670	Tupperware Brands Corp.	56,684
4,945	Urban Outfitters, Inc.*	110,175
2,103	Valassis Communications, Inc.*	32,512
249	Washington Post Co. (The), Class B	182,990
3,084	Westwood One, Inc.	20,324
4,991	Williams-Sonoma, Inc.	158,315
		7,558,157
	Consumer Staples — 2.0%
3,514	Alberto-Culver Co.	70,526
2,855	BJ's Wholesale Club, Inc.*	92,216

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
2,855	Church & Dwight Co., Inc.	$119,653
2,524	Energizer Holdings, Inc.*	166,811
2,677	Hansen Natural Corp.*	75,304
3,217	Hormel Foods Corp.	121,860
2,523	JM Smucker Co. (The)	121,306
1,036	Lancaster Colony Corp.	44,279
2,663	PepsiAmericas, Inc.	55,497
1,567	Ruddick Corp.	43,688
4,357	Smithfield Foods, Inc.*	114,938
1,170	Tootsie Roll Industries, Inc.	37,966
1,133	Universal Corp.	52,764
		1,116,808
	Energy — 7.1%
6,314	Arch Coal, Inc.	226,673
4,908	Cameron International Corp.*	266,603
5,246	Denbury Resources, Inc.*	153,970
6,750	ENSCO International, Inc.	350,055
3,014	FMC Technologies, Inc.*	180,870
2,406	Forest Oil Corp.*	85,509
5,742	Grant Prideco, Inc.*	251,614
4,538	Hanover Compressor Co.*	89,626
4,627	Helmerich & Payne, Inc.	122,939
5,752	Newfield Exploration Co.*	286,277
7,768	Noble Energy, Inc.	415,588
1,304	Overseas Shipholding Group	75,058
7,304	Patterson-UTI Energy, Inc.	202,394
5,486	Pioneer Natural Resources Co.	238,915
3,374	Plains Exploration & Production Co.*	158,848
2,553	Pogo Producing Co.	135,105
7,174	Pride International, Inc.*	231,648
2,422	Quicksilver Resources, Inc.*	102,475
7,397	Southwestern Energy Co.*	311,636
2,566	Tidewater, Inc.	141,977
		4,027,780
	Financials — 15.7%
3,358	A.G. Edwards, Inc.	194,260
3,888	AMB Property Corp. (REIT)	238,218
2,040	American Financial Group, Inc.	106,508
5,081	AmeriCredit Corp.*	119,149
4,275	Arthur J. Gallagher & Co.	125,215
5,815	Associated Banc-Corp.	193,291

Shares		Value
	Common Stocks (a) (continued)
3,803	Astoria Financial Corp.	$113,710
2,222	Bank of Hawaii Corp.	114,722
5,031	Brown & Brown, Inc.	145,899
2,267	Cathay General Bancorp	77,894
1,777	City National Corp.	120,516
6,809	Colonial BancGroup, Inc. (The)	166,140
2,444	Cullen/Frost Bankers, Inc.	133,198
4,827	Developers Diversified Realty Corp. (REIT)	312,693
5,588	Eaton Vance Corp.	178,257
2,855	Everest Re Group Ltd.	280,961
9,659	Fidelity National Financial, Inc., Class A	218,680
4,251	First American Corp.	164,131
4,862	First Niagara Financial Group, Inc.	69,867
3,521	FirstMerit Corp.	83,448
2,241	Greater Bay Bancorp	57,683
2,241	Hanover Insurance Group, Inc. (The)	106,179
4,891	HCC Insurance Holdings, Inc.	147,659
2,411	Highwoods Properties, Inc. (REIT)	98,369
1,891	Horace Mann Educators Corp.	38,236
3,266	Hospitality Properties Trust (REIT)	163,920
3,020	IndyMac Bancorp, Inc.	138,769
2,906	Investors Financial Services Corp.	115,572
4,441	Jeffries Group, Inc.	128,745
7,135	Leucadia National Corp.	196,855
3,960	Liberty Property Trust (REIT)	202,792
2,892	Longview Fibre Co. (REIT)	60,211
3,159	Macherich Co. (The) (REIT)	270,000
2,744	Mack-Cali Realty Corp. (REIT)	149,932
5,514	Mercantile Bankshares Corp.	251,493
1,563	Mercury General Corp.	83,542
4,610	New Plan Excel Realty Trust (REIT)	131,339
11,421	New York Community Bancorp, Inc.	184,563
3,459	Nuveen Investments, Inc., Class A	171,636
2,702	Ohio Casualty Corp.	78,925
10,118	Old Republic International Corp.	228,161
3,805	PMI Group, Inc. (The)	164,795
1,703	Potlatch Corp. (REIT)	70,998
3,075	Protective Life Corp.	145,201
3,594	Radian Group, Inc.	191,237
3,983	Raymond James Financial, Inc.	125,504
3,368	Rayonier, Inc. (REIT)	140,446
3,024	Regency Centers Corp. (REIT)	238,835

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,773	SEI Investments Co.	$161,361
2,391	Stancorp Financial Group, Inc.	108,575
1,519	SVB Financial Group*	72,122
4,957	TCF Financial Corp.	129,477
5,922	United Dominion Realty Trust, Inc. (REIT)	198,861
1,798	Unitrin, Inc.	87,958
7,407	W.R. Berkley Corp.	260,060
3,727	Waddell & Reed Financial, Inc.	92,914
3,838	Washington Federal, Inc.	89,195
2,468	Webster Financial Corp.	117,896
3,472	Weingarten Realty Investors (REIT)	165,684
1,372	Westamerica Bancorporation	67,955
3,020	Wilmington Trust Corp.	125,511
		8,915,923
	Health Care — 9.4%
2,609	Advanced Medical Optics, Inc.*	91,341
2,977	Affymetrix, Inc.*	75,318
1,867	Apria Healthcare Group, Inc.*	46,619
2,728	Beckman Coulter, Inc.	161,907
2,672	Cephalon, Inc.*	200,026
3,005	Charles River Laboratories International, Inc.*	125,459
4,158	Community Health Systems, Inc.*	145,530
2,804	Covance, Inc.*	167,876
4,949	Cytyc Corp.*	129,763
6,766	Dentsply International, Inc.	216,038
2,569	Edwards Lifesciences Corp.*	117,763
2,279	Gen-Probe, Inc.*	111,078
5,101	Health Net, Inc.*	235,360
3,878	Henry Schein, Inc.*	199,833
2,699	Hillenbrand Industries, Inc.	156,164
1,618	Intuitive Surgical, Inc.*	164,421
2,116	Invitrogen Corp.*	116,422
2,520	LifePoint Hospitals, Inc.*	87,469
4,120	Lincare Holdings, Inc.*	155,200
1,414	Martek Biosciences Corp.*	34,643
2,407	Medicis Pharmaceutical Corp., Class A	88,770
13,870	Millennium Pharmaceuticals, Inc.*	156,038
5,337	Omnicare, Inc.	211,826
1,542	Par Pharmaceutical Cos., Inc.*	30,408
5,052	PDL BioPharma, Inc.*	114,731
3,343	Perrigo Co.	55,995

Shares		Value
	Common Stocks (a) (continued)
4,528	Pharmaceutical Product Development, Inc.	$143,040
2,337	Psychiatric Solutions, Inc.*	85,043
3,340	Resmed, Inc.*	167,000
4,806	Sepracor, Inc.*	268,223
2,852	STERIS Corp.	73,411
1,732	Techne Corp.*	93,130
3,865	Triad Hospitals, Inc.*	164,340
2,505	Universal Health Services, Inc., Class B	138,301
4,090	Valeant Pharmaceuticals International	68,671
5,715	Varian Medical Systems, Inc.*	281,292
1,361	Varian, Inc.*	59,993
3,662	VCA Antech, Inc.*	118,063
1,433	Ventana Medical Systems, Inc.*	60,315
5,318	Vertex Pharmaceuticals, Inc.*	235,587
		5,352,407
	Industrials — 13.9%
3,954	Adesa, Inc.	104,465
4,003	AGCO Corp.*	125,014
3,997	Airtran Holdings, Inc.*	49,683
1,754	Alaska Air Group, Inc.*	72,142
1,894	Alexander & Baldwin, Inc.	83,620
1,449	Alliant Techsystems, Inc.*	112,022
4,656	Ametek, Inc.	151,832
4,409	Avis Budget Group, Inc.	90,208
1,060	Banta Corp.	38,393
2,081	Brink's Co. (The)	116,827
1,355	Carlisle Cos., Inc.	110,961
7,627	CH Robinson Worldwide, Inc.	335,588
3,509	ChoicePoint, Inc.*	129,061
2,109	Con-way, Inc.	97,267
3,101	Copart, Inc.*	93,681
1,771	Corporate Executive Board Co.	167,572
2,260	Crane Co.	86,106
2,261	Deluxe Corp.	55,666
3,130	Donaldson Co., Inc.	109,581
1,767	DRS Technologies, Inc.	87,802
2,763	Dun & Bradstreet Corp.*	227,174
9,381	Expeditors International Washington, Inc.	424,396
5,510	Fastenal Co.	198,305
2,114	Federal Signal Corp.	34,289
2,486	Flowserve Corp.*	133,846

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
2,253	GATX Corp.	$104,044
2,984	Graco, Inc.	124,642
1,491	Granite Construction, Inc.	76,936
1,848	Harsco Corp.	144,199
2,903	Herman Miller, Inc.	101,924
2,203	HNI Corp.	103,189
2,673	Hubbell, Inc., Class B	140,199
2,588	Jacobs Engineering Group, Inc.*	217,056
4,667	JB Hunt Transport Services, Inc.	102,161
7,718	JetBlue Airways Corp.*	105,428
5,220	Joy Global, Inc.	229,158
933	Kelly Services, Inc., Class A	27,188
1,702	Kennametal, Inc.	103,958
1,923	Korn/Ferry International*	44,825
1,873	Lincoln Electric Holdings, Inc.	113,972
3,811	Manpower, Inc.	270,581
1,328	Mine Safety Appliances Co.	47,954
2,407	MSC Industrial Direct Co.	93,656
2,331	Navigant Consulting, Inc.*	44,406
1,481	Nordson Corp.	71,518
3,239	Oshkosh Truck Corp.	155,504
4,448	Pentair, Inc.	141,713
5,959	Precision Castparts Corp.	449,666
5,213	Quanta Services, Inc.*	95,554
5,046	Republic Services, Inc.	209,308
1,314	Rollins, Inc.	28,790
3,827	Roper Industries, Inc.	196,363
302	Sequa Corp., Class A*	34,383
2,545	SPX Corp.	155,525
1,939	Stericycle, Inc.*	140,422
2,371	Swift Transportation Co., Inc.*	67,265
1,759	Teleflex, Inc.	113,684
2,288	Thomas & Betts Corp.*	118,679
4,135	Timken Co.	122,975
3,504	Trinity Industries, Inc.	132,451
2,907	United Rentals, Inc.*	72,849
2,243	Werner Enterprises, Inc.	41,832
2,530	YRC Worldwide, Inc.*	98,038
		7,877,496
	Information Technology — 13.2%
17,336	3Com Corp.*	72,638
10,976	Activision, Inc.*	187,141

Shares		Value
	Common Stocks (a) (continued)
2,979	Acxiom Corp.	$74,237
2,848	Adtran, Inc.	62,058
891	Advent Software, Inc.*	32,575
2,925	Alliance Data Systems Corp.*	189,277
3,931	Amphenol Corp., Class A	267,819
7,023	Andrew Corp.*	70,019
5,372	Arrow Electronics, Inc.*	170,615
18,843	Atmel Corp.*	95,346
5,612	Avnet, Inc.*	139,121
2,250	Avocent Corp.*	78,255
5,296	BISYS Group, Inc. (The)*	63,499
12,341	Cadence Design Systems, Inc.*	226,828
2,639	CDW Corp.	186,049
6,114	Ceridian Corp.*	149,854
3,913	Checkfree Corp.*	163,603
2,595	CommScope, Inc.*	78,291
3,397	Cree, Inc.*	67,227
2,111	CSG Systems International, Inc.*	58,538
6,208	Cypress Semiconductor Corp.*	107,957
2,887	Diebold, Inc.	132,802
2,568	DST Systems, Inc.*	160,243
1,786	Dycom Industries, Inc.*	36,292
1,784	F5 Networks, Inc.*	133,461
2,766	Fair Isaac Corp.	115,121
5,389	Fairchild Semiconductor International, Inc.*	87,948
2,508	Gartner, Inc.*	48,354
5,888	Harris Corp.	247,944
1,530	Imation Corp.	70,854
6,092	Ingram Micro, Inc.*	124,155
8,780	Integrated Device Technology, Inc.*	144,870
3,147	International Rectifier Corp.*	125,880
6,176	Intersil Corp., Class A	152,979
3,451	Jack Henry & Associates, Inc.	75,508
3,827	Kemet Corp.*	28,128
6,240	Lam Research Corp.*	328,224
5,029	Lattice Semiconductor Corp.*	34,147
2,326	Macrovision Corp.*	64,314
7,017	McAfee, Inc.*	204,967
7,005	McData Corp., Class A*	43,921
7,324	MEMC Electronic Materials, Inc.*	291,495
3,576	Mentor Graphics Corp.*	60,470
2,605	Micrel, Inc.*	30,088

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,454	Microchip Technology, Inc.	$322,476
3,718	MoneyGram International, Inc.	113,399
4,556	MPS Group, Inc.*	68,294
2,491	National Instruments Corp.	72,438
1,794	Newport Corp.*	38,984
4,552	Palm, Inc.*	63,774
2,086	Plantronics, Inc.	43,806
2,032	Plexus Corp.*	49,073
3,879	Polycom, Inc.*	111,870
5,729	Powerwave Technologies, Inc.*	36,723
8,427	RF Micro Devices, Inc.*	64,972
3,204	Semtech Corp.*	42,036
2,463	Silicon Laboratories, Inc.*	79,358
1,798	SRA International, Inc., Class A*	52,466
3,936	Sybase, Inc.*	94,228
6,206	Synopsys, Inc.*	158,563
2,418	Tech Data Corp.*	101,121
1,650	Transaction Systems Architects, Inc.*	55,819
6,118	Triquint Semiconductor, Inc.*	30,835
4,677	Utstarcom, Inc.*	41,532
4,302	ValueClick, Inc.*	106,991
8,113	Vishay Intertechnology, Inc.*	106,280
9,708	Western Digital Corp.*	199,208
3,322	Wind River Systems, Inc.*	35,579
3,115	Zebra Technologies Corp.*	108,807
		7,481,744
	Materials — 4.9%
3,422	Airgas, Inc.	145,606
1,731	Albemarle Corp.	120,720
2,460	Bowater, Inc.	53,628
2,786	Cabot Corp.	114,588
10,582	Chemtura Corp.	102,434
5,271	Commercial Metals Co.	153,122
1,827	Cytec Industries, Inc.	97,434
1,870	Ferro Corp.	39,008
2,171	Florida Rock Industries, Inc.	97,782
1,718	FMC Corp.	121,772
1,968	Glatfelter	29,166
4,628	Louisiana-Pacific Corp.	97,651
3,011	Lubrizol Corp.	142,541
9,267	Lyondell Chemical Co.	228,895
1,994	Martin Marietta Materials, Inc.	198,024

Shares		Value
	Common Stocks (a) (continued)
863	Minerals Technologies, Inc.	$49,053
3,195	Olin Corp.	53,452
3,572	Packaging Corp. of America	80,549
2,821	Reliance Steel & Aluminum Co.	108,580
5,227	RPM International, Inc.	105,429
2,028	Scotts Miracle-Gro Co., Class A (The)	100,325
2,039	Sensient Technologies Corp.	48,589
4,360	Sonoco Products Co.	161,276
4,005	Steel Dynamics, Inc.	130,243
4,472	Valspar Corp.	125,127
3,203	Worthington Industries, Inc.	59,255
		2,764,249
	Telecommunication Services — 0.5%
10,862	Cincinnati Bell, Inc.*	49,096
4,579	Telephone & Data Systems, Inc.	236,551
		285,647
	Utilities — 7.0%
3,426	AGL Resources, Inc.	131,593
5,180	Alliant Energy Corp.	201,502
5,780	Aqua America, Inc.	138,200
16,454	Aquila, Inc.*	75,359
1,463	Black Hills Corp.	52,244
5,021	DPL, Inc.	140,387
3,854	Duquesne Light Holdings, Inc.	77,851
6,497	Energy East Corp.	158,722
5,308	Equitable Resources, Inc.	230,261
3,529	Great Plains Energy, Inc.	111,552
3,575	Hawaiian Electric Industries, Inc.	96,739
1,883	Idacorp, Inc.	75,301
7,923	MDU Resources Group, Inc.	208,692
3,668	National Fuel Gas Co.	139,017
6,765	Northeast Utilities	189,623
4,698	NSTAR	165,276
4,001	OGE Energy Corp.	156,919
4,834	Oneok, Inc.	209,022
8,388	Pepco Holdings, Inc.	214,984
3,061	PNM Resources, Inc.	93,973
5,113	Puget Energy, Inc.	127,007
5,103	SCANA Corp.	210,550
9,716	Sierra Pacific Resources*	159,537
3,352	Vectren Corp.	95,699

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
3,837	Westar Energy, Inc.	$102,026
2,145	WGL Holdings, Inc.	70,892
5,145	Wisconsin Energy Corp.	240,683
1,897	WPS Resources Corp.	99,194
		3,972,805
Total Common Stocks (Cost $45,627,145)		49,353,016
Principal Amount
	Repurchase Agreements — 11.1%
$2,142,457	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $2,142,771 **	2,142,457
4,150,289	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $4,150,898 ***	4,150,289
Total Repurchase Agreements (Cost $6,292,746)		6,292,746
Total Investments (Cost $51,919,891) — 98.1%		55,645,762
Other assets less liabilities — 1.9%		1,055,860
Net Assets — 100.0%		$56,701,622

(a)  A portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $2,185,306. The investment in the repurchase agreement is through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $4,233,302. The investment in the repurchase agreement is through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,160,730
Aggregate gross unrealized depreciation	(545,585)
Net unrealized appreciation	$3,615,145
Federal income tax cost of investments	$52,030,617

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	42	December - 06	$3,398,640	$165,028

Cash collateral in the amount of $138,704 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	$6,918,368	$119,482
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	50,691,717	875,739
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	2,000,000	4,573
		$999,794

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 89.4%
$37,935,143	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $37,940,710 *	$37,935,143
73,486,571	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $73,497,356 **	73,486,571
Total Investments (Cost $111,421,714) †		111,421,714
Other assets less liabilities — 10.6%		13,175,635
Net Assets — 100.0%		$124,597,349

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $38,693,846. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $74,956,435. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	117	December - 06	$8,206,088	$(78,555)

Cash collateral in the amount of $414,857 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	$(17,185,639)	$(236,760)
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	(97,790,714)	(1,218,313)
		$(1,455,073)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 100.4%
$28,722,121	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $28,726,336 *	$28,722,121
55,639,441	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $55,647,607 **	55,639,441
Total Investments (Cost $84,361,562) †		84,361,562
Liabilities in excess of other assets — (0.4%)		(321,856)
Net Assets — 100.0%		$84,039,706

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $29,296,563. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $56,752,330. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	145	December - 06	$5,204,050	$(80,494)

Cash collateral in the amount of $505,926 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 12/27/06	$(7,139,483)	$(62,303)
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 12/27/06	(71,002,668)	(629,564)
		$(691,867)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 100.7%
$24,827,326	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $24,830,970 *	$24,827,326
48,094,588	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $48,101,647 **	48,094,588
Total Investments (Cost $72,921,914) †		72,921,914
Liabilities in excess of other assets — (0.7)%		(477,865)
Net Assets — 100.0%		$72,444,049

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $25,323,873. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $49,056,566. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	77	December - 06	$4,713,940	$(14,963)

Cash collateral in the amount of $188,181 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	$(10,039,441)	$(83,407)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	(57,154,752)	(483,901)
		$(567,308)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 101.6%
$26,861,937	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $26,865,880 *	$26,861,937
52,035,963	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $52,043,600 **	52,035,963
Total Investments (Cost $78,897,900) †		78,897,900
Liabilities in excess of other assets — (1.6)%		(1,269,588)
Net Assets — 100.0%		$77,628,312

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $27,399,176. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $53,076,776. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	47	December - 06	$3,803,240	$(33,424)

Cash collateral in the amount of $133,453 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	$(67,578,752)	$(1,185,023)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	(5,061,003)	(87,595)
		$(1,272,618)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 94.8%
$96,765,748	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $96,779,350 *	$96,765,148
187,449,905	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $187,477,416 **	187,449,905
Total Investments (Cost $284,215,053) †		284,215,053
Other assets less liabilities — 5.2%		15,700,341
Net Assets — 100.0%		$299,915,394

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $98,700,451. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $191,199,240. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	335	December - 06	$23,496,063	$(96,967)

Cash collateral in the amount of $1,064,034 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	$(204,238,496)	$(2,493,479)
Equity Index Swap Agreement based on the S&P 500 Index, expiring 12/27/06	(364,695,550)	(5,046,673)
		$(7,540,152)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$193,918,809	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $193,947,270 *	$193,918,809
375,652,426	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $375,707,559 **	375,652,426
Total Investments (Cost $569,571,235) †		569,571,235
Liabilities in excess of other assets - (1.3%)		(7,068,784)
Net Assets — 100.0%		$562,502,451

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $197,797,185. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $383,166,150. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Index Futures Contracts	1,248	December - 06	$44,790,720	$(86,547)

Cash collateral in the amount of $2,963,843 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 12/27/06	$(565,216,076)	$(4,967,635)
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 12/27/06	(505,218,685)	(4,678,723)
		$(9,646,358)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

UltraShort Dow30SM

Principal Amount	Value

	Repurchase Agreements (a) — 101.5%
$47,909,866	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $47,916,898 *	$47,909,866
92,809,241	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $92,822,862 **	92,809,241
Total Investments (Cost $140,719,107) †		140,719,107
Liabilities in excess of other assets — (1.5) %		(2,040,013)
Net Assets — 100.0%		$138,679,094

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $48,868,063. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $94,665,593. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	163	December - 06	$9,978,860	$7,334

Cash collateral in the amount of $353,770 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	$(70,011,318)	$(644,147)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 12/27/06	(195,052,773)	(1,621,873)
		$(2,266,020)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2006 (Unaudited)

UltraShort MidCap 400

Principal Amount		Value
	Repurchase Agreements (a) — 103.3%
$36,190,314	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, total to be received $36,195,625 *	$36,190,314
70,106,552	UBS Warburg LLC, 5.36%, dated 11/30/06, due 12/01/06, total to be received $70,116,842 **	70,106,552
Total Investments (Cost $106,296,866) †		106,296,866
Liabilities in excess of other assets - (3.3%)		(3,445,244)
Net Assets — 100.0%		$102,851,622

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by a U.S. government agency security at the date of this Schedule of Portfolio Investments as follows: Federal National Mortgage Association, 5.00%, due 07/01/35; which had a total value of $36,914,120. The investment in the repurchase agreement is through participation in a pooled account.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 1,130.50%, due 01/15/18 to 10/15/36; Federal Home Loan Mortgage Corp. - Government National Mortgage Association, 2.625%, due 10/25/23; Federal National Mortgage Association: 0.00% to 13.062%, due 11/25/07 to 12/25/36, which had a total value $71,508,809. The investment in the repurchase agreement is through participation in a pooled account.

†  Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	94	December - 06	$7,606,480	$(12,230)

Cash collateral in the amount of $201,734 was pledged to cover margin requirements for open futures contracts as of November 30, 2006.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2006:

	Notional Amount	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	$(149,283,569)	$(2,589,494)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/06	(45,328,567)	(944,934)
		$(3,534,428)

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

November 30, 2006 (Unaudited)

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Short S&P500®	Short QQQ®
ASSETS:
Securities and Repurchase Agreements, at cost	$148,170,914	$257,935,872	$66,568,278	$51,919,891	$111,421,714	$84,361,562
Securities, at value	135,910,099	245,813,420	62,246,005	49,353,016	—	—
Repurchase agreements, at value	19,541,822	33,870,609	8,108,180	6,292,746	111,421,714	84,361,562
Total Investment Securities	155,451,921	279,684,029	70,354,185	55,645,762	111,421,714	84,361,562
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	664,543	1,934,507	185,744	138,704	414,857	505,926
Dividends and interest receivable	268,790	239,417	174,652	44,196	17,710	14,403
Receivable for investments sold	50,263	—	—	358,270	—	—
Receivable for capital shares issued	—	—	—	—	14,377,209	—
Receivable for variation margin on futures contracts	8,000	—	—	3,120	—	2,829
Unrealized appreciation on swap agreements	2,253,011	2,595,475	609,975	999,794	—	—
Total Assets	158,696,528	284,453,428	71,324,556	57,189,846	126,231,490	84,884,720
LIABILITIES:
Cash overdraft	12,018	753	1,719	29,308	4,285	7,659
Payable for investments purchased	230,147	—	—	360,663	—	—
Advisory and Management Services fees payable	78,376	151,484	30,291	20,137	73,474	53,011
Custodian fees payable	18,089	17,654	6,088	14,001	9,210	9,766
Offering costs payable	9,200	17,415	7,831	4,215	5,973	7,888
Administration fees payable	6,563	7,541	6,168	6,080	6,635	6,859
Trustee fees payable	3,610	4,277	4,499	4,307	5,639	5,854
Payable for variation margin on futures contracts	—	8,441	1,525	—	7,025	—
Unrealized depreciation on swap agreements	—	3,893	—	—	1,455,073	691,867
Other liabilities	46,488	52,169	60,311	49,513	66,827	62,110
Total Liabilities	404,491	263,627	118,432	488,224	1,634,141	845,014
NET ASSETS	$158,292,037	$284,189,801	$71,206,124	$56,701,622	$124,597,349	$84,039,706

NET ASSETS CONSIST OF:
Paid in Capital	$142,326,276	$237,485,930	$61,167,581	$48,677,242	$132,039,095	$97,545,103
Accumulated undistributed net investment income (loss)	551,058	183,966	446,989	181,492	1,498,356	1,622,281
Accumulated net realized gains (losses) on investments	5,514,953	21,041,779	5,026,805	2,952,195	(7,406,474)	(14,355,317)
Net unrealized appreciation (depreciation) on:
Investments	7,281,007	21,748,157	3,785,907	3,725,871	—	—
Futures contracts	365,732	1,138,387	168,867	165,028	(78,555)	(80,494)
Swap agreements	2,253,011	2,591,582	609,975	999,794	(1,455,073)	(691,867)
NET ASSETS	$158,292,037	$284,189,801	$71,206,124	$56,701,622	$124,597,349	$84,039,706

Shares (unlimited number of shares authorized, no par value)	1,800,001	3,150,001	825,001	675,001	1,951,429	1,350,001
Net Asset Value	$87.94	$90.22	$86.31	$84.00	$63.85	$62.25

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

November 30, 2006 (Unaudited)

	Short Dow30SM	Short MidCap400	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$72,921,914	$78,897,900	$284,215,053	$569,571,235	$140,719,107	$106,296,866
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	72,921,914	78,897,900	284,215,053	569,571,235	140,719,107	106,296,866
Total Investment Securities	72,921,914	78,897,900	284,215,053	569,571,235	140,719,107	106,296,866
Cash	—	8,272	13,198	—	—	12,724
Segregated cash balances with brokers for futures contracts	188,181	133,453	1,064,034	2,963,843	353,770	201,734
Dividends and interest receivable	11,347	12,313	45,312	94,248	21,868	16,552
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	22,404,120	—	—	—
Receivable for variation margin on futures contracts	1,899	—	—	20,813	3,543	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total Assets	73,123,341	79,051,938	307,741,717	572,650,139	141,098,288	106,527,876
LIABILITIES:
Cash overdraft	2,544	—	—	31,782	4,061	—
Payable for investments purchased	—	—	—	—	—	—
Advisory and Management Services fees payable	34,852	46,370	174,739	341,327	77,244	65,290
Custodian fees payable	5,128	12,067	15,896	27,182	9,386	8,158
Offering costs payable	6,478	16,630	11,947	13,658	4,171	6,413
Administration fees payable	6,215	7,155	7,742	9,274	6,049	6,495
Trustee fees payable	3,457	4,403	3,590	4,004	3,075	3,789
Payable for variation margin on futures contracts	—	4,230	17,630	—	—	5,380
Unrealized depreciation on swap agreements	567,308	1,272,618	7,540,152	9,646,358	2,266,020	3,534,428
Other liabilities	53,310	60,153	54,627	74,103	49,188	46,301
Total Liabilities	679,292	1,423,626	7,826,323	10,147,688	2,419,194	3,676,254
NET ASSETS	$72,444,049	$77,628,312	$299,915,394	$562,502,451	$138,679,094	$102,851,622
NET ASSETS CONSIST OF:
Paid in Capital	$76,252,399	$84,534,933	$329,803,725	$658,514,526	$148,595,046	$118,973,019
Accumulated undistributed net investment income (loss)	813,950	1,998,433	2,650,600	4,660,053	1,023,056	1,302,490
Accumulated net realized gains (losses) on investments	(4,040,029)	(7,599,012)	(24,901,812)	(90,939,223)	(8,680,322)	(13,877,229)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(14,963)	(33,424)	(96,967)	(86,547)	7,334	(12,230)
Swap agreements	(567,308)	(1,272,618)	(7,540,152)	(9,646,358)	(2,266,020)	(3,534,428)
NET ASSETS	$72,444,049	$77,628,312	$299,915,394	$562,502,451	$138,679,094	$102,851,622
Shares (unlimited number of shares authorized, no par value)	1,125,001	1,200,001	5,025,001	10,725,001	2,325,001	1,650,001
Net Asset Value	$64.39	$64.69	$59.68	$52.45	$59.65	$62.33

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (Unaudited)

For the Periods Indicated

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Short S&P500®	Short QQQ®
	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006
INVESTMENT INCOME:
Dividends	$611,838	$334,617	$504,199	$223,032	$—	$—
Interest	246,932	377,353	147,371	130,468	1,830,145	1,975,005
Total Investment Income	858,770	711,970	651,570	353,500	1,830,145	1,975,005
EXPENSES:
Advisory and Management Services fees (Note 4)	274,954	471,323	182,810	153,721	297,034	315,911
Organizational costs (Note 2)	27,774	27,774	27,774	27,774	27,774	27,774
Professional fees	22,682	30,974	24,164	24,187	34,135	36,237
Administration fees (Note 5)	21,657	23,104	20,289	20,103	25,221	25,467
Custodian fees (Note 6)	19,390	18,955	7,389	15,302	10,511	11,067
Offering costs (Note 2)	12,415	20,579	12,589	12,606	20,904	22,886
Printing and Shareholder reports	8,383	12,947	9,786	9,802	15,959	17,156
Licensing fees	7,296	9,636	18,614	8,020	9,313	11,355
Trustee fees	6,321	7,392	7,034	7,152	9,272	9,620
Other fees	18,315	18,798	18,020	17,972	18,242	18,188
Total Gross Expenses before fees waived and/or reimbursed	419,187	641,482	328,469	296,639	468,365	495,661
LESS:
Advisory fees waived (Note 4)	(110,174)	(112,177)	(122,587)	(123,330)	(135,275)	(141,636)
Custodian fees waived (Note 6)	(1,301)	(1,301)	(1,301)	(1,301)	(1,301)	(1,301)
Total Net Expenses	307,712	528,004	204,581	172,008	331,789	352,724
Net Investment Income (Loss)	551,058	183,966	446,989	181,492	1,498,356	1,622,281
NET REALIZED GAIN (LOSS) ON:
Investments	(66,505)	(153,707)	64,835	59,221	—	—
Futures contracts	127,723	146,819	121,446	77,932	(507,854)	(771,939)
Swap agreements	5,453,735	21,048,667	4,204,563	2,815,042	(6,898,620)	(13,583,378)
In-kind redemptions	—	—	635,961	—	—	—
Net realized gain (loss)	5,514,953	21,041,779	5,026,805	2,952,195	(7,406,474)	(14,355,317)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	7,281,007	21,748,157	3,785,907	3,725,871	—	—
Futures contracts	365,732	1,138,387	168,867	165,028	(78,555)	(80,494)
Swap agreements	2,253,011	2,591,582	609,975	999,794	(1,455,073)	(691,867)
Change in net unrealized appreciation (depreciation)	9,899,750	25,478,126	4,564,749	4,890,693	(1,533,628)	(772,361)
Net realized and unrealized gain (loss)	15,414,703	46,519,905	9,591,554	7,842,888	(8,940,102)	(15,127,678)
Change in Net Assets Resulting from Operations	$15,965,761	$46,703,871	$10,038,543	$8,024,380	$(7,441,746)	$(13,505,397)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (Unaudited)

For the Periods Indicated

	Short Dow30SM	Short MidCap400	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
	June 19, 2006* through November 30, 2006	June 19, 2006* through November 30, 2006	July 11, 2006* through November 30, 2006	July 11, 2006* through November 30, 2006	July 11, 2006* through November 30, 2006	July 11, 2006* through November 30, 2006
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	990,673	2,438,804	3,228,770	5,665,365	1,252,198	1,586,984
Total Investment Income	990,673	2,438,804	3,228,770	5,665,365	1,252,198	1,586,984
EXPENSES:
Advisory and Management Services fees (Note 4)	158,210	394,172	517,617	901,750	205,256	254,910
Organizational costs (Note 2)	27,774	27,774	—	—	—	—
Professional fees	19,781	30,762	29,645	40,661	17,749	24,066
Administration fees (Note 5)	18,664	23,545	21,909	24,320	17,076	20,168
Custodian fees (Note 6)	6,429	13,368	16,582	27,868	10,072	8,844
Offering costs (Note 2)	9,497	19,557	21,047	32,492	8,707	14,264
Printing and Shareholder reports	6,816	13,201	12,073	17,860	5,815	9,593
Licensing fees	18,845	8,151	6,976	9,166	20,133	7,311
Trustee fees	5,931	7,871	6,549	7,817	5,158	6,256
Other fees	18,046	18,214	16,441	17,451	15,753	15,773
Total Gross Expenses before fees waived and/or reimbursed	289,993	556,615	648,839	1,079,385	305,719	361,185
LESS:
Advisory fees waived (Note 4)	(111,969)	(114,943)	(69,983)	(73,387)	(75,891)	(76,005)
Custodian fees waived (Note 6)	(1,301)	(1,301)	(686)	(686)	(686)	(686)
Total Net Expenses	176,723	440,371	578,170	1,005,312	229,142	284,494
Net Investment Income (Loss)	813,950	1,998,433	2,650,600	4,660,053	1,023,056	1,302,490
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(267,385)	(568,446)	(826,132)	(2,580,030)	(297,545)	(439,376)
Swap agreements	(3,772,644)	(7,030,566)	(24,075,680)	(88,359,193)	(8,382,777)	(13,437,853)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(4,040,029)	(7,599,012)	(24,901,812)	(90,939,223)	(8,680,322)	(13,877,229)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(14,963)	(33,424)	(96,967)	(86,547)	7,334	(12,230)
Swap agreements	(567,308)	(1,272,618)	(7,540,152)	(9,646,358)	(2,266,020)	(3,534,428)
Change in net unrealized appreciation (depreciation)	(582,271)	(1,306,042)	(7,637,119)	(9,732,905)	(2,258,686)	(3,546,658)
Net realized and unrealized gain (loss)	(4,622,300)	(8,905,054)	(32,538,931)	(100,672,128)	(10,939,008)	(17,423,887)
Change in Net Assets Resulting from Operations	$(3,808,350)	$(6,906,621)	$(29,888,331)	$(96,012,075)	$(9,915,952)	$(16,121,397)
*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Short S&P500®	Short QQQ®
	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$551,058	$183,966	$446,989	$181,492	$1,498,356	$1,622,281
Net realized gain (loss)	5,514,953	21,041,779	5,026,805	2,952,195	(7,406,474)	(14,355,317)
Change in net unrealized appreciation (depreciation)	9,899,750	25,478,126	4,564,749	4,890,693	(1,533,628)	(772,361)
Change in Net Assets Resulting from Operations	15,965,761	46,703,871	10,038,543	8,024,380	(7,441,746)	(13,505,397)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	142,326,276	237,485,930	117,203,081	48,677,242	131,939,095	149,070,103
Cost of shares redeemed	—	—	(56,035,500)	—	—	(51,525,000)
Change in net assets resulting from capital transactions	142,326,276	237,485,930	61,167,581	48,677,242	131,939,095	97,545,103
Change in net assets	158,292,037	284,189,801	71,206,124	56,701,622	124,497,349	84,039,706
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$100,000	$—
End of period	$158,292,037	$284,189,801	$71,206,124	$56,701,622	$124,597,349	$84,039,706

Accumulated undistributed net investment income (loss) included in end of period net assets	$551,058	$183,966	$446,989	$181,492	$1,498,356	$1,622,281
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	1,428	—
Issued	1,800,001	3,150,001	1,575,001	675,001	1,950,001	2,100,001
Redeemed	—	—	(750,000)	—	—	(750,000)
Shares outstanding, end of period	1,800,001	3,150,001	825,001	675,001	1,951,429	1,350,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Short Dow30SM	Short MidCap400	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
	June 19, 2006* through November 30, 2006 (Unaudited)	June 19, 2006* through November 30, 2006 (Unaudited)	July 11, 2006* through November 30, 2006 (Unaudited)	July 11, 2006* through November 30, 2006 (Unaudited)	July 11, 2006* through November 30, 2006 (Unaudited)	July 11, 2006* through November 30, 2006 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$813,950	$1,998,433	$2,650,600	$4,660,053	$1,023,056	$1,302,490
Net realized gain (loss)	(4,040,029)	(7,599,012)	(24,901,812)	(90,939,223)	(8,680,322)	(13,877,229)
Change in net unrealized appreciation (depreciation)	(582,271)	(1,306,042)	(7,637,119)	(9,732,905)	(2,258,686)	(3,546,658)
Change in Net Assets Resulting from Operations	(3,808,350)	(6,906,621)	(29,888,331)	(96,012,075)	(9,915,952)	(16,121,397)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	76,252,399	164,733,183	329,803,725	658,514,526	148,595,046	118,973,019
Cost of shares redeemed	—	(80,198,250)	—	—	—	—
Change in net assets resulting from capital transactions	76,252,399	84,534,933	329,803,725	658,514,526	148,595,046	118,973,019
Change in net assets	72,444,049	77,628,312	299,915,394	562,502,451	138,679,094	102,851,622
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—
End of period	$72,444,049	$77,628,312	$299,915,394	$562,502,451	$138,679,094	$102,851,622

Accumulated undistributed net investment income (loss) included in end of period net assets	$813,950	$1,998,433	$2,650,600	$4,660,053	$1,023,056	$1,302,490
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—	—	—
Issued	1,125,001	2,400,001	5,025,001	10,725,001	2,325,001	1,650,001
Redeemed	—	(1,200,000)	—	—	—	—
Shares outstanding, end of period	1,125,001	1,200,001	5,025,001	10,725,001	2,325,001	1,650,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

Ultra S&P500®

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	0.62
Net realized and unrealized gain (loss) on investments	17.32
Total from investment operations	17.94
Net asset value, end of period	$87.94
TOTAL RETURN (b)
Net Asset Value (c)	25.63%
Market Value (d)	25.77%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.29%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	1.36%
Net investment income (loss) - net of waivers, if any (e)	1.70%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$158,292
Portfolio turnover rate (b)(f)	4%

Ultra QQQ®

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	0.12
Net realized and unrealized gain (loss) on investments	20.10
Total from investment operations	20.22
Net asset value, end of period	$90.22
TOTAL RETURN (b)
Net Asset Value (c)	28.89%
Market Value (d)	28.60%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.15%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	0.13%
Net investment income (loss) - net of waivers, if any (e)	0.33%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$284,190
Portfolio turnover rate (b)(f)	3%

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

Ultra Dow30SM

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	0.73
Net realized and unrealized gain (loss) on investments	15.58
Total from investment operations	16.31
Net asset value, end of period	$86.31
TOTAL RETURN (b)
Net Asset Value (c)	23.30%
Market Value (d)	23.74%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.53%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	1.50%
Net investment income (loss) - net of waivers, if any (e)	2.08%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$71,206
Portfolio turnover rate (b)(f)	99%

Ultra MidCap400

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	0.34
Net realized and unrealized gain (loss) on investments	13.66
Total from investment operations	14.00
Net asset value, end of period	$84.00
TOTAL RETURN (b)
Net Asset Value (c)	20.00%
Market Value (d)	20.31%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.64%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	0.31%
Net investment income (loss) - net of waivers, if any (e)	1.00%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$56,702
Portfolio turnover rate (b)(f)	13%

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

Short S&P500®

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.28
Net realized and unrealized gain (loss) on investments	(7.43)
Total from investment operations	(6.15)
Net asset value, end of period	$63.85
TOTAL RETURN (b)
Net Asset Value (c)	(8.79)%
Market Value (d)	(9.04)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.34%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	3.90%
Net investment income (loss) - net of waivers, if any (e)	4.29%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$124,597
Portfolio turnover rate (b)(f)	0%

Short QQQ®

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.32
Net realized and unrealized gain (loss) on investments	(9.07)
Total from investment operations	(7.75)
Net asset value, end of period	$62.25
TOTAL RETURN (b)
Net Asset Value (c)	(11.07)%
Market Value (d)	(11.00)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.33%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	3.98%
Net investment income (loss) - net of waivers, if any (e)	4.36%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$84,040
Portfolio turnover rate (b)(f)	0%

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

Short Dow30SM

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.30
Net realized and unrealized gain (loss) on investments	(6.91)
Total from investment operations	(5.61)
Net asset value, end of period	$64.39
TOTAL RETURN (b)
Net Asset Value (c)	(8.01)%
Market Value (d)	(8.03)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.56%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	3.77%
Net investment income (loss) - net of waivers, if any (e)	4.38%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$72,444
Portfolio turnover rate (b)(f)	0%

Short MidCap400

June 19, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.32
Net realized and unrealized gain (loss) on investments	(6.63)
Total from investment operations	(5.31)
Net asset value, end of period	$64.69
TOTAL RETURN (b)
Net Asset Value (c)	(7.59)%
Market Value (d)	(7.57)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.20%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	4.06%
Net investment income (loss) - net of waivers, if any (e)	4.31%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$77,628
Portfolio turnover rate (b)(f)	0%

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

UltraShort S&P500®

July 11, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.07
Net realized and unrealized gain (loss) on investments	(11.39)
Total from investment operations	(10.32)
Net asset value, end of period	$59.68
TOTAL RETURN (b)
Net Asset Value (c)	(14.74)%
Market Value (d)	(14.64)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.07%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	4.24%
Net investment income (loss) - net of waivers, if any (e)	4.36%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$299,915
Portfolio turnover rate (b)(f)	0%

UltraShort QQQ®

July 11, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	0.99
Net realized and unrealized gain (loss) on investments	(18.54)
Total from investment operations	(17.55)
Net asset value, end of period	$52.45
TOTAL RETURN (b)
Net Asset Value (c)	(25.07)%
Market Value (d)	(25.03)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.02%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	4.33%
Net investment income (loss) - net of waivers, if any (e)	4.40%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$562,502
Portfolio turnover rate (b)(f)	0%

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

UltraShort Dow30SM

July 11, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.03
Net realized and unrealized gain (loss) on investments	(11.38)
Total from investment operations	(10.35)
Net asset value, end of period	$59.65
TOTAL RETURN (b)
Net Asset Value (c)	(14.79)%
Market Value (d)	(14.90)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.27%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	3.92%
Net investment income (loss) - net of waivers, if any (e)	4.24%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$138,679
Portfolio turnover rate (b)(f)	0%

UltraShort MidCap400

July 11, 2006* through November 30, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$70.00
Net investment income (loss) (a)	1.15
Net realized and unrealized gain (loss) on investments	(8.82)
Total from investment operations	(7.67)
Net asset value, end of period	$62.33
TOTAL RETURN (b)
Net Asset Value (c)	(10.94)%
Market Value (d)	(10.84)%
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e)	1.21%
Expenses - net of waivers, if any (e)	0.95%
Net investment income (loss) before expense reductions (e)	4.09%
Net investment income (loss) - net of waivers, if any (e)	4.35%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$102,852
Portfolio turnover rate (b)(f)	0%

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

*  Commencement of investment operations.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the American Stock Exchange (AMEX). Market value may be greater or less than net asset value, depending on the Fund's closing price on the AMEX.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements
November 30, 2006 (Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the "Trust") was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 12 active Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

Pursuant to the creation of the Trust, the Short S&P500® ProShares was seeded with $100,000 of capital on June 12, 2006.

The investment objectives of each Fund are as follows:

Ultra S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index.

Ultra QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index®.

Ultra Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the DJIA.

Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap400 Index.

Short S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index.

Short QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index®.

Short Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the DJIA.

Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

UltraShort S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index.

UltraShort QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index®.

UltraShort Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the DJIA.

UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

American Depositary Receipts

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements". Swap agreements are collateralized by cash and certain securities of each particular Fund.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Offering and Organizational Costs

Offering costs are capitalized and amortized over twelve months. Organizational costs had been fully expensed as of November 30, 2006.

Taxes

Each of the Funds intend to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

As of October 31, 2006, the end of the Funds' tax years, the following funds had unused capital losses available for Federal income tax purposes through the indicated expiration date:

Fund	Expiring October 31, 2014
SHORT S&P500®	$7,147,858
SHORT QQQ®	11,785,145
SHORT Dow30SM	3,884,813
SHORT MidCap400	6,889,918
ULTRASHORT S&P500®	24,105,023
ULTRASHORT QQQ®	65,260,977
ULTRASHORT Dow30SM	8,492,428
ULTRASHORT MidCap400	12,189,910

New Accounting Pronouncements

New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Trust's 2007 semiannual report (November 30, 2007). Management is evaluating the application of the Interpretation and has not at this time determined the impact, if any, resulting from the adoption of the Fund's financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption of the Fund's financial statements.

3. Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

4. Advisory and Management Services Fees

ProShare Advisors LLC serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary reimburse certain other expenses for the year ending May 31, 2007, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets. For the period ended November 30, 2006, advisory and management services fees waivers were as follows:

Fund	Advisory Fees Waived
ULTRA S&P500®	$110,174
ULTRA QQQ®	112,177
ULTRA Dow30SM	122,587
ULTRA MidCap400	123,330
SHORT S&P500®	135,275
SHORT QQQ®	141,636
SHORT Dow30SM	111,969
SHORT MidCap400	114,943
ULTRASHORT S&P500®	69,983
ULTRASHORT QQQ®	73,387
ULTRASHORT Dow30SM	75,891
ULTRASHORT MidCap400	76,005

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

Amounts waived or reimbursed by the Advisor in a particular fiscal year may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. As of November 30, 2006, the amounts that the Advisor may potentially be reimbursed are as follows:

Fund	Total Amount Eligible for Reimbursement
ULTRA S&P500®	$110,174
ULTRA QQQ®	112,177
ULTRA Dow30SM	122,587
ULTRA MidCap400	123,330
SHORT S&P500®	135,275
SHORT QQQ®	141,636
SHORT Dow30SM	111,969
SHORT MidCap400	114,943
ULTRASHORT S&P500®	69,983
ULTRASHORT QQQ®	73,387
ULTRASHORT Dow30SM	75,891
ULTRASHORT MidCap400	76,005

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator a fee calculated monthly. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Three employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. In addition, an agency services fee is billed quarterly at the end of each calendar quarter. For the period ended November 30, 2006, JPMorgan Chase Bank waived all agency services fees. These waivers are shown as "custodian fees waived" on the Statements of Operations. There is no provision stating such fees will continue to be waived.

7. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

8. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company ("DTC"), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

Agreement with the Funds' distributor ("Distributor"). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund on the secondary market, you must do so through your broker. When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds impose no restrictions on the frequency of purchases and redemptions directly with the Funds. In establishing this policy, the Board of Trustees noted that the Funds are expected to be attractive to arbitrageurs (where trading activity is critical to ensuring that shares trade at or close to net asset value per share) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at net asset value per share in Creation Units plus applicable transaction fees and each Fund's shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact a Fund's performance by increasing transaction costs. In addition, large movements of cash into or out of the Funds may negatively impact a Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Ultra Share Funds affected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services.

In addition, the maximum additional variable transaction fee for in-kind and cash purchases and redemptions is 0.10% of the amount invested.

For the periods ended November 30, 2006, transaction fees were as follows:

Fund	Transaction Fees
ULTRA S&P500®	$5,766
ULTRA QQQ®	11,178
ULTRA Dow30SM	8,626
ULTRA MidCap400	1,438
SHORT S&P500®	8,474
SHORT QQQ®	17,496
SHORT Dow30SM	3,556
SHORT MidCap400	16,631
ULTRASHORT S&P500®	12,954
ULTRASHORT QQQ®	19,649

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

Fund	Transaction Fees
ULTRASHORT Dow30SM	$4,253
ULTRASHORT MidCap400	7,088

9. Investment Transactions

For the periods ended November 30, 2006, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA S&P500®	$131,374,206	$2,678,609
ULTRA QQQ®	227,609,367	3,390,284
ULTRA Dow30SM	106,067,214	37,182,412
ULTRA MidCap400	49,974,282	4,406,358

10. In-Kind Transactions

During the period, the Ultra Dow30SM Fund delivered securities of the Fund in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value of $11,161,826 for the Ultra Dow30SM Fund. For financial reporting and federal income tax purposes, the Ultra Dow30 Fund recorded net realized gains of $635,961, in connection with the transactions.

11. Concentration Risk

Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

12. Leverage Risk

(Ultra ProShares and UltraShort ProShares) Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage, each Fund employs leveraged investment techniques to achieve its investment objective. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a Fund's performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a Fund's specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a Fund's performance over that same period. Consequently, the Funds that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. (A falling market is considered an adverse market environment for the Ultra ProShares and a rising market is considered an adverse market environment for the Short ProShares.) The example previously provided under each Fund's "Principal Investment Strategy" illustrates this point.

ProShares Trust Notes to Financial Statements (cont.)
November 30, 2006 (Unaudited)

13. Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

14. Market Price Variance Risk

(All Funds) Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchangetraded security, includes a "bid-ask spread" charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

15. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ProShares Trust Board Approval of Investment Advisory Agreements
(Unaudited)

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund, dated December 14, 2005 ("Agreement" or "Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through May 31, 2007. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The Board unanimously approved the Advisory Agreement with respect to each Fund at a meeting held on December 14, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. As the Funds' were not yet operational at the time of the Board's review, the Board did not consider performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor's fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. In determining whether to approve the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how Fund brokerage would be allocated. Finally, the Board reviewed the proposed compliance activities of the Advisor. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide appropriately high quality services to the Funds consistent with the terms of the Advisory Agreement, and that the expected high quality of services will benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio

ProShares Trust Board Approval of Investment Advisory Agreements
(Unaudited)

manager compensation structure was appropriate and did not provide any inappropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that there are no similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided a comprehensive presentation for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage or portfolio management in the usual sense. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs to investors to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's proposed performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Non-Interested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Potential Economies of Scale

The Board discussed with representatives of the Advisor the potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds' expected asset volatility may offset such economies. In addition, the Advisor discussed with the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the extended period associated with the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time. The Board further concluded that it would assess asset levels of each of the Funds after commencement of operations and the Advisor's attendant workload to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board and the Non-Interested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be approved.

Proxy Voting Information

You may obtain a description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities from inception through June 30, 2006, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the EDGAR Database on the SEC's Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ProShares

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125

www.proshares.com

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark of The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule Of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls And Procedures.

(a)        The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these disclosure control and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                 Not Applicable – See Item 2 Above.

(a)(2)                 Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)                 Not applicable.

(b)                              Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President

Date:	February 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President

Date:	February 7, 2007

By:	/s/ Simon Collier
Simon Collier
Treasurer

Date:	February 7, 2007